United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-Q
Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-8042

(Investment Company Act File Number)

Federated Insurance Series

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  12/31/09

Date of Reporting Period:  Quarter ended 3/31/09

Item 1.                      Schedule of Investments

Federated American Leaders Fund II

Portfolio of Investments

March 31, 2009 (unaudited)

Shares or Principal Amount			Value
		COMMON STOCKS--97.6%
		Consumer Discretionary--8.8%
62,730		Block (H&R), Inc.	$1,141,059
20,745		McDonald's Corp.	1,132,055
86,400		Regal Entertainment Group	1,158,624
6,752		Time Warner Cable, Inc.	167,454
26,900		Time Warner, Inc.	519,170
56,900		Walt Disney Co.	1,033,304
		TOTAL	5,151,666
		Consumer Staples--15.6%
53,400		Altria Group, Inc.	855,468
40,735		H.J. Heinz Co.	1,346,699
28,940		Kimberly-Clark Corp.	1,334,423
55,180		Kraft Foods, Inc., Class A	1,229,962
39,300		Kroger Co.	833,946
15,900		Philip Morris International, Inc.	565,722
25,900		Reynolds American, Inc.	928,256
39,100		Wal-Mart Stores, Inc.	2,037,110
		TOTAL	9,131,586
		Energy--11.8%
43,270		Chevron Corp.	2,909,475
39,100		Exxon Mobil Corp.	2,662,710
16,600		Hess Corp.	899,720
8,235		Occidental Petroleum Corp.	458,278
		TOTAL	6,930,183
		Financials--17.2%
31,300		AON Corp.	1,277,666
21,565		Ace Ltd.	871,226
41,300		Aflac, Inc.	799,568
72,445	[1]	BB&T Corp.	1,225,769
54,100		Bank of America Corp.	368,962
81,710		J.P. Morgan Chase & Co.	2,171,852
62,100		Loews Corp.	1,372,410
57,660		U.S. Bancorp	842,413
80,100		Wells Fargo & Co.	1,140,624
		TOTAL	10,070,490
		Health Care--15.9%
32,200		Abbott Laboratories	1,535,940
77,500		Bristol-Myers Squibb Co.	1,698,800
49,300		Covidien Ltd.	1,638,732
43,200		Johnson & Johnson	2,272,320
92,775		Pfizer, Inc.	1,263,595
21,200		Wyeth	912,448
		TOTAL	9,321,835
		Industrials--4.7%
20,800		3M Co.	1,034,176
87,915		General Electric Co.	888,821
19,700		Northrop Grumman Corp.	859,708
		TOTAL	2,782,705
		Information Technology--5.3%
39,975		Hewlett-Packard Co.	1,281,598
18,700		IBM Corp.	1,811,843
		TOTAL	3,093,441
		Materials--1.3%
21,300		PPG Industries, Inc.	785,970
		Telecommunication Services--9.1%
118,870		AT&T, Inc.	2,995,524
77,836		Verizon Communications, Inc.	2,350,647
		TOTAL	5,346,171
		Utilities--7.9%
126,100		Duke Energy Corp.	1,805,752
28,905		Exelon Corp.	1,311,998
50,165		Southern Co.	1,536,052
		TOTAL	4,653,802
		TOTAL COMMON STOCKS (IDENTIFIED COST $79,982,138)	57,267,849
		REPURCHASE AGREEMENTS—4.2%
$1,298,000		Interest in $1,100,000,000 joint repurchase agreement 0.25%, dated 3/31/2009, under which J.P. Morgan Securities, Inc. will repurchase securities provided as collateral for $1,100,007,639 on 4/1/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 2/1/2039 and the market value of those underlying securities was $1,122,001,529.	1,298,000
1,187,000		Interest in $1,100,000,000 joint repurchase agreement 0.25%, dated 3/31/2009, under which J.P. Morgan Securities, Inc. will repurchase securities provided as collateral for $1,100,007,639 on 4/1/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 2/1/2039 and the market value of those underlying securities was $1,122,001,529 (purchased with proceeds from securities lending collateral).	1,187,000
		TOTAL REPURCHASE AGREEMENTS (AT COST)	2,485,000
		TOTAL INVESTMENTS—101.8% (IDENTIFIED COST $82,467,138)[2]	59,752,849
		OTHER ASSETS AND LIABILITIES—NET—(1.8)%[3]	(1,084,341)
		TOTAL NET ASSETS---100%	$58,668,508

1	All or a portion of this security is temporarily on loan to unaffiliated broker/dealers.
As of March 31, 2009, securities subject to this type of arrangement and related collateral were as follows:
	Market Value of Securities Loaned	Market Value of Collateral
	$1,184,400	$1,187,000
2
At March 31, 2009, the cost of investments for federal tax purposes was $82,467,138. The net unrealized depreciation of investments for federal tax purposes was $22,714,289. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $1,113,266 and net unrealized depreciation from investments for those securities having an excess of cost over value of $23,827,555.

3	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at March 31, 2009.

Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
•	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
•
Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).

•	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
•	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
•	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
•	Shares of other mutual funds are valued based upon their reported NAVs.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price valuation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund’s NAV.

Fair Valuation and Significant Events Procedures
The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
•	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
•
With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;

•	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
•
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of March 31, 2009, in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices and Investments in Mutual Funds	$ 57,267,849
Level 2 – Other Significant Observable Inputs	2,485,000
Level 3 – Significant Unobservable Inputs	----
Total	$ 59,752,849

Federated Capital Appreciation Fund II

Portfolio of Investments

March 31, 2009 (unaudited)

Shares or Principal Amount			Value
		COMMON STOCKS—92.0%
		Consumer Discretionary—10.9%
33,100		Advance Auto Parts, Inc.	$1,359,748
28,500		Black & Decker Corp.	899,460
34,900		D. R. Horton, Inc.	338,530
59,700		Johnson Controls, Inc.	716,400
47,900		McDonald's Corp.	2,613,903
16,000		Polo Ralph Lauren Corp., Class A	676,000
57,200		Yum! Brands, Inc.	1,571,856
		TOTAL	8,175,897
		Consumer Staples--8.5%
48,600		Campbell Soup Co.	1,329,696
44,500		Kellogg Co.	1,630,035
25,300		Kimberly-Clark Corp.	1,166,583
37,972		Nestle SA	1,285,333
18,500		Wal-Mart Stores, Inc.	963,850
		TOTAL	6,375,497
		Energy—13.4%
20,500		Anadarko Petroleum Corp.	797,245
11,500		Apache Corp.	737,035
34,900		Chevron Corp.	2,346,676
10,400		Devon Energy Corp.	464,776
23,500		Exxon Mobil Corp.	1,600,350
43,700	[1]	Petroleo Brasileiro SA, ADR	1,331,539
27,500		Schlumberger Ltd.	1,117,050
10,800	[1]	Transocean Ltd.	635,472
33,750		XTO Energy, Inc.	1,033,425
		TOTAL	10,063,568
		Financials--9.0%
13,700		Goldman Sachs Group, Inc.	1,452,474
65,800		Hartford Financial Services Group, Inc.	516,530
54,000		J.P. Morgan Chase & Co.	1,435,320
45,100		MetLife, Inc.	1,026,927
42,400		Morgan Stanley	965,448
21,300		PNC Financial Services Group	623,877
50,600		U.S. Bancorp	739,266
		TOTAL	6,759,842
		Health Care—14.8%
41,700		Baxter International, Inc.	2,135,874
19,700		Becton, Dickinson & Co.	1,324,628
60,500		Bristol-Myers Squibb Co.	1,326,160
23,400	[1]	Cephalon, Inc.	1,593,540
21,100		Eli Lilly & Co.	704,951
37,500	[1]	Gilead Sciences, Inc.	1,737,000
26,200		Schering Plough Corp.	617,010
38,500		Wyeth	1,657,040
		TOTAL	11,096,203
		Industrials—6.8%
29,100	[1]	Jacobs Engineering Group, Inc.	1,125,006
97,000	[1]	Jet Blue Airways Corp.	354,050
32,900		Norfolk Southern Corp.	1,110,375
66,200		Tyco International Ltd.	1,294,872
28,700		United Technologies Corp.	1,233,526
		TOTAL	5,117,829
		Information Technology--17.4%
61,100	[1]	Broadcom Corp.	1,220,778
83,900	[1]	Cisco Systems, Inc.	1,407,003
77,600		Corning, Inc.	1,029,752
172,200	[1]	EMC Corp.	1,963,080
23,500		Hewlett-Packard Co.	753,410
19,200		IBM Corp.	1,860,288
34,400		KLA-Tencor Corp.	688,000
127,000		Nokia Oyj, Class A, ADR	1,482,090
58,600	[1]	Oracle Corp.	1,058,902
40,800		Qualcomm, Inc.	1,587,528
		TOTAL	13,050,831
		Materials--7.0%
134,800		Alcoa, Inc.	989,432
40,400		Barrick Gold Corp.	1,309,768
24,100		Monsanto Co.	2,002,710
21,300		Newmont Mining Corp.	953,388
		TOTAL	5,255,298
		Telecommunication Services--1.0%
26,200		Verizon Communications, Inc.	791,240
		Utilities--3.2%
23,900		Progress Energy, Inc.	866,614
49,700		Southern Co.	1,521,814
		TOTAL	2,388,428
		TOTAL COMMON STOCKS (IDENTIFIED COST $68,489,331)	69,074,633
		PREFERRED STOCK--1.1%
		Materials--1.1%
12,600		Freeport-McMoRan Copper & Gold, Inc., Conv. Pfd., $6.75 Annual Dividend (IDENTIFIED COST $509,733)	813,582
		REPURCHASE AGREEMENT—2.4%
$1,849,000		Interest in $1,100,000,000 joint repurchase agreement 0.25%, dated 3/31/2009 under which J.P. Morgan Securities, Inc. will repurchase securities provided as collateral for $1,100,007,639 on 4/1/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 2/1/2039 and the market value of those underlying securities was $1,122,001,529. (AT COST)	1,849,000
		TOTAL INVESTMENTS --- 95.5% (IDENTIFIED COST $70,848,064)[2]	71,737,215
		OTHER ASSETS AND LIABILITIES --- NET --- 4.5%[3]	3,399,828
		TOTAL NET ASSETS --- 100%	$75,137,043

1	Non-income producing security.
2
At March 31, 2009, the cost of investments for federal tax purposes was $70,848,064.  The net unrealized appreciation of investments for federal tax purposes was $889,151.  This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $4,503,930 and net unrealized depreciation from investments for those securities having an excess of cost over value of $3,614,779.

3	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at March 31, 2009.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
•	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
•
Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).

•	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
•	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
•	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
•	Shares of other mutual funds are valued based upon their reported NAVs.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund’s NAV

Fair Valuation and Significant Events Procedures
The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
•	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
•
With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;

•	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
•
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of March 31, 2009, in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices and Investments in Mutual Funds	$ 68,602,882
Level 2 – Other Significant Observable Inputs	3,134,333
Level 3 – Significant Unobservable Inputs	---
Total	$71,737,215

The following acronym is used throughout this portfolio:

ADR	--American Depositary Receipt

Federated Capital Income Fund II

Portfolio of Investments

March 31, 2009 (unaudited)

Shares, Principal Amount or Foreign Par Amount			Value in U.S. Dollars
		COMMON STOCKS--33.5%
		Consumer Discretionary--1.9%
3,185		Block (H&R), Inc.	$57,935
4,265		Gap (The), Inc.	55,402
745		Genuine Parts Co.	22,246
1,025		Hasbro, Inc.	25,697
1,165		Home Depot, Inc.	27,447
6,070		Leggett and Platt, Inc.	78,849
5,995		Mattel, Inc.	69,122
855		McDonald's Corp.	46,657
890		Stanley Works	25,917
5,283		Time Warner, Inc.	101,955
995		V.F. Corp.	56,824
		TOTAL	568,051
		Consumer Staples--4.4%
4,150		Altria Group, Inc.	66,483
1,340		Corn Products International, Inc.	28,408
710		Heinz (H.J.) Co.	23,473
3,500		Kimberly-Clark Corp.	161,385
1,560		PepsiCo, Inc.	80,309
5,110		Procter & Gamble Co.	240,630
1,300		Reynolds American, Inc.	46,592
5,635		Sysco Corp.	128,478
3,205		The Coca-Cola Co.	140,860
2,785		The Pepsi Bottling Group, Inc.	61,660
6,275		Wal-Mart Stores, Inc.	326,928
		TOTAL	1,305,206
		Energy--4.6%
1,255		BP PLC, ADR	50,325
4,305		Chevron Corp.	289,468
5,870		ConocoPhillips	229,869
880		Diamond Offshore Drilling, Inc.	55,317
1,220		ENI SpA, ADR	46,750
4,800		Exxon Mobil Corp.	326,880
3,210		Marathon Oil Corp.	84,391
365		PetroChina Co. Ltd. - ADR	29,091
1,085		Royal Dutch Shell PLC	48,065
1,830	[1]	Southern Union Co.	27,853
1,375		Technip SA	47,988
1,475		Tenaris SA, ADR	29,751
750		Tidewater, Inc.	27,847
1,505		Total SA, ADR	73,835
		TOTAL	1,367,430
		Financials--5.8%
3,380		Ace, Ltd.	136,552
2,580		Bancorpsouth, Inc.	53,767
2,980		Bank of Hawaii Corp.	98,280
5,955		Chubb Corp.	252,016
1,455		Commerce Bancshares, Inc.	52,816
2,435		Cullen Frost Bankers, Inc.	114,299
3,245		Glacier Bancorp, Inc.	50,979
4,845		Hudson City Bancorp, Inc.	56,638
5,970		Morgan Stanley	135,937
4,990		New York Community Bancorp, Inc.	55,738
500		Northern Trust Corp.	29,910
810		PartnerRe Ltd.	50,277
1,230		People's United Financial, Inc.	22,103
1,865		Prosperity Bancshares, Inc.	51,008
2,145		The Bank of New York Mellon Corp.	60,596
8,415		The Travelers Cos, Inc.	341,986
1,210		UMB Financial Corp.	51,413
2,345		WestAmerica Bancorp.	106,838
		TOTAL	1,721,153
		Health Care--5.4%
785		Abbott Laboratories	37,444
2,120		AstraZeneca Group PLC, ADR	75,154
5,150		Bristol-Myers Squibb Co.	112,888
6,875		Johnson & Johnson	361,625
810		Lilly (Eli) & Co.	27,062
915		Medtronic, Inc.	26,965
6,995		Merck & Co., Inc.	187,116
1,275		Novartis AG, ADR	48,233
7,605		PDL BioPharma, Inc.	53,843
23,770		Pfizer, Inc.	323,747
8,615		Wyeth	370,790
		TOTAL	1,624,867
		Industrials--3.0%
580		3M Co.	28,838
1,920		ABB Ltd., ADR	26,765
1,850		CSX Corp.	47,822
660		General Dynamics Corp.	27,449
2,935		General Electric Co.	29,673
1,895		Lockheed Martin Corp.	130,812
1,765		Norfolk Southern Corp.	59,569
3,875		Northrop Grumman Corp.	169,105
1,410		Raytheon Co.	54,905
1,520		Republic Services, Inc.	26,068
475		Siemens AG, ADR	27,061
2,735		Tyco International Ltd.	53,497
1,215		Union Pacific Corp.	49,949
580		United Parcel Service, Inc.	28,548
1,760		United Technologies Corp.	75,645
2,005		Waste Management, Inc.	51,328
		TOTAL	887,034
		Information Technology--2.1%
1,150		Adtran, Inc.	18,641
7,060		Intel Corp.	106,253
2,245		International Business Machines Corp.	217,518
12,825		Microsoft Corp.	235,595
9,165		Xerox Corp.	41,701
		TOTAL	619,708
		Materials--1.7%
1,525		Air Products & Chemicals, Inc.	85,781
1,525		Allegheny Technologies, Inc.	33,443
2,165		Bemis Co., Inc.	45,400
480		Compass Minerals International, Inc.	27,058
19,230		Gold Fields Ltd., ADR	218,068
670		PPG Industries, Inc.	24,723
4,475		Sealed Air Corp.	61,755
		TOTAL	496,228
		Telecommunication Services--3.3%
18,062		AT&T, Inc.	455,162
4,870		BCE, Inc.	96,913
2,060		Deutsche Telekom AG, ADR	25,441
1,255		Nippon Telegraph & Telephone Corp., ADR	23,883
915		Telefonica SA	54,552
6,680		Verizon Communications	201,736
7,405		Vodafone Group PLC, ADR	128,995
		TOTAL	986,682
		Utilities--1.3%
1,990		AGL Resources, Inc.	52,795
7,780		CenterPoint Energy, Inc.	81,145
920		Edison International	26,505
1,530		Exelon Corp.	69,447
1,050		FirstEnergy Corp.	40,530
1,210		P G & E Corp.	46,246
1,830		Sempra Energy	84,619
		TOTAL	401,287
		TOTAL COMMON STOCKS (IDENTIFIED COST $10,661,213)	9,977,646
		ADJUSTABLE RATE MORTGAGES--1.3%
155,036		Federal Home Loan Mortgage Corp., 4.750%, 3/1/2034	160,465
212,394		Federal National Mortgage Association, 5.760%, 9/1/2037	220,859
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $364,305)	381,324
		CORPORATE BONDS--4.3%
		Banking – 0.4%
150,000	[2,3]	Banco Credito del Peru, Sub. Note, 6.95%, 11/07/2021	129,153
		Basic Industry -- Paper – 0.1%
40,000		Louisiana-Pacific Corp., 8.875%, 08/15/2010	37,077
		Oil & Gas – 3.8%
800,000	[2,3]	Gazprom, Note, Series 144A, 8.625%, 4/28/2034	716,000
150,000	[2,3]	PEMEX, Note, Series 144A, 8.00%, 5/03/2019	147,188
250,000		Petrobras, Company Guarantee, 7.875%, 3/15/2019	260,938
		TOTAL	1,124,126
		TOTAL CORPORATE BONDS (IDENTIFIED COST $1,495,758)	1,290,356
		GOVERNMENTS/AGENCIES--17.2%
		Sovereign– 17.2%
371,293		Argentina, Government of, Note, Series $dis, 8.28%, 12/31/2033	103,962
600,000		Brazil NTN-B, Series NTNB, 6.00%, 8/15/2010	471,512
200,000		Brazil, Government of, Bond, 8.25%, 01/20/2034	222,650
237,000		Brazil, Government of, Note, 8.00%, 01/15/2018	260,404
300,000		Colombia, Government of, Note, 7.375%, 01/27/2017	310,500
250,000		Ecuador, Government, Series REGS, 10.00%, 8/15/2030	75,000
350,000	[2,3]	Indonesia, Government of, Series 144A, 8.50%, 10/12/2035	295,750
200,000	[2,3]	Indonesia, Government of, Sr. Unsecd. Note, Series 144A, 11.625%, 03/04/2019	217,750
3,100,000		Mexico Fixed Rate Bond, Bond, Series MI10, 9.00%, 12/20/2012	233,906
50,000		Panama, Government of, 6.70%, 01/26/2036	44,625
386,000		Peru, Government of, 6.55%, 03/14/2037	355,120
558,600	[2,3]	Russia, Government of, Unsub., Series REGS, 7.50% 03/31/2030	525,587
300,000		Turkey, Government of, 14.00%, 09/26/2012	173,568
350,000		Turkey, Government of, 7.00%, 9/26/2016	339,938
150,000		Turkey, Government of, Note, 7.375%, 2/05/2025	136,125
200,000		United Mexican States, No, Note, 9.875%, 2/01/2010	215,000
100,000		Uruguay, Government of, Note, 8.00%, 11/18/2022	92,500
150,000		Venezuela, Government of, 10.75%, 9/19/2013	110,250
1,050,000		Venezuela, Government of, 9.375%, 1/13/2034	548,625
880,000		Venezuela, Government of, Note, 7.65%, 4/21/2025	400,004
		TOTAL GOVERNMENTS/AGENCIES (IDENTIFIED COST $6,149,029)	5,132,776
		MORTGAGE-BACKED SECURITIES--9.5%
		Federal Home Loan Mortgage Corporation– 9.5%
1,058,528		Federal Home Loan Mortgage Corp. Pool A56495, 5.500%, 30 Year, 1/1/2037	1,099,828
237,390		Federal Home Loan Mortgage Corp. Pool A65290, 6.500%, 30 Year, 9/1/2037	250,682
1,031,819		Federal Home Loan Mortgage Corp. Pool G02479, 6.000%, 30 Year, 12/1/2036	1,080,570
224,249		Federal Home Loan Mortgage Corp. Pool G18264, 5.000%, 15 Year, 7/1/2023	232,875
147,009		Federal Home Loan Mortgage Corp. Pool J05248, 5.500%, 15 Year, 7/1/2022	153,863
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $2,677,176)	2,817,818
		MUTUAL FUND--23.8%
1,543,602	[4]	Federated High Income Bond Fund II, Primary Shares (IDENTIFIED COST $9,691,102)	7,100,567
		REPURCHASE AGREEMENT--9.3%
$2,762,000		Interest in $1,100,000,000 joint repurchase agreement 0.25%, dated 3/31/2009 under which J.P. Morgan Securities, Inc., will repurchase securities provided as collateral for $1,100,007,639 on 4/1/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 2/1/2039 and the market value of those underlying securities was $1,122,001,529. (AT COST)	2,762,000
		TOTAL INVESTMENTS --- 98.9% (IDENTIFIED COST $33,800,583)[5]	29,462,487
		OTHER ASSETS AND LIABILITIES – NET – 1.1%[6]	323,118
		TOTAL NET ASSETS – 100%	$29,785,605

	At March 31, 2009, the Fund had the following outstanding foreign exchange contracts:
	Settlement Date	Foreign Currency Units to Deliver/Receive	In Exchange For	Contracts at Value	Unrealized Depreciation
	Contracts Purchased:
	4/29/2009	663,516 Yuan Renminbi	$103,175	$97,102	$(6,073)
	Contracts Sold:
	4/29/2009	663,516 Yuan Renminbi	$96,610	$97,102	$(492)
	UNREALIZED DEPRECIATION ON FOREIGN EXCHANGE CONTRACTS				$(6,565)

	Unrealized Depreciation on the Foreign Exchange Contracts is included in “Other Assets and Liabilities – Net.”

1	Non-income producing security.
2
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At March 31, 2009, these restricted securities amounted to $2,031,428, which represented 6.8% of total net assets.

3
Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees). At March 31, 2009, these liquid restricted securities amounted to $2,031,428, which represented 6.8% of total net assets.

4	Affiliated company.
5
At March 31, 2009, the cost of investments for federal tax purposes was $33,844,200. The net unrealized depreciation of investments for federal tax purposes excluding any unrealized depreciation resulting from changes in foreign currency exchange rates and outstanding foreign exchange contracts was $4,381,713. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $683,716 and net unrealized depreciation from investments for those securities having an excess of cost over value of $5,065,429.

6	Assets, other than investments in securities, less liabilities.

Note:	The categories of investments are shown as a percentage of total net assets at March 31, 2009.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

•	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.

•	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.

•	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).

•	Shares of other mutual funds are valued based upon their reported NAVs.

•	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.

•	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund’s NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

•	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;

•
With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;

•	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and

•
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of March 31, 2009, in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 – Quoted Prices and Investment in Mutual Funds	$ 17,078,213	$ ---
Level 2 – Other Significant Observable Inputs	12,384,274	(6,565)
Level 3 – Significant Unobservable Inputs	---	---
Total	$ 29,462,487	$ (6,565)

* Other financial instruments include foreign exchange contracts.

The following acronym is used throughout this portfolio:

ADR	--American Depositary Receipt

Federated Equity Income Fund II

Portfolio of Investments

March 31, 2009 (unaudited)

Shares or Principal Amount	Value

		COMMON STOCKS--91.6%
		Consumer Discretionary--5.0%
5,270		Block (H&R), Inc.	$95,861
4,020		Gap (The), Inc.	52,220
1,415		Genuine Parts Co.	42,252
1,870		Hasbro, Inc.	46,881
1,960		Home Depot, Inc.	46,178
10,945		Leggett and Platt, Inc.	142,176
9,975		Mattel, Inc.	115,012
1,540		McDonald's Corp.	84,038
1,600		Stanley Works	46,592
8,033		Time Warner, Inc.	155,054
1,135		V.F. Corp.	64,820
		TOTAL	891,084
		Consumer Staples--12.1%
6,905		Altria Group, Inc.	110,618
2,235		Corn Products International, Inc.	47,382
1,280		H.J. Heinz Co.	42,317
5,985		Kimberly-Clark Corp.	275,968
2,890		PepsiCo, Inc.	148,777
8,785		Procter & Gamble Co.	413,686
1,315		Reynolds American, Inc.	47,130
8,305		Sysco Corp.	189,354
5,765		The Coca-Cola Co.	253,372
2,725		The Pepsi Bottling Group, Inc.	60,331
10,780		Wal-Mart Stores, Inc.	561,638
		TOTAL	2,150,573
		Energy--13.0%
2,300		BP PLC, ADR	92,230
7,170		Chevron Corp.	482,111
9,880		ConocoPhillips	386,901
1,430		Diamond Offshore Drilling, Inc.	89,890
2,220		ENI SpA, ADR	85,070
7,830		Exxon Mobil Corp.	533,223
5,335		Marathon Oil Corp.	140,257
595		PetroChina Co. Ltd., ADR	47,421
1,990		Royal Dutch Shell PLC, Class A, ADR	88,157
2,980	[1]	Southern Union Co.	45,356
2,380		Technip SA, ADR	83,062
2,415		Tenaris S.A., ADR	48,711
1,230		Tidewater, Inc.	45,670
2,755		Total S.A., ADR	135,160
		TOTAL	2,303,219
		Financials--15.9%
4,883		Ace Ltd.	197,273
4,265		Bancorpsouth, Inc.	88,883
5,410		Bank of Hawaii Corp.	178,422
3,545		Bank of New York Mellon Corp.	100,146
9,330		Chubb Corp.	394,846
2,520		Commerce Bancshares, Inc.	91,476
4,455		Cullen Frost Bankers, Inc.	209,118
5,425		Glacier Bancorp, Inc.	85,227
7,915		Hudson City Bancorp, Inc.	92,526
9,905		Morgan Stanley	225,537
8,150		New York Community Bancorp, Inc.	91,035
810		Northern Trust Corp.	48,454
1,465		PartnerRe Ltd.	90,933
2,030		People's United Financial, Inc.	36,479
3,195		Prosperity Bancshares, Inc.	87,383
12,995		The Travelers Cos., Inc.	528,117
2,030		UMB Financial Corp.	86,255
4,205		WestAmerica Bancorp.	191,580
		TOTAL	2,823,690
		Health Care--14.9%
920		Abbott Laboratories	43,884
1,315		AstraZeneca PLC, ADR	46,617
8,330		Bristol-Myers Squibb Co.	182,594
1,330		Eli Lilly & Co.	44,435
11,970		Johnson & Johnson	629,622
1,505		Medtronic, Inc.	44,352
11,530		Merck & Co., Inc.	308,427
2,325		Novartis AG, ADR	87,955
12,400		PDL BioPharma, Inc.	87,792
40,300		Pfizer, Inc.	548,886
14,495		Wyeth	623,865
		TOTAL	2,648,429
		Industrials--7.2%
875		3M Co.	43,505
3,195		ABB Ltd., ADR	44,538
3,395		CSX Corp.	87,761
1,090		General Dynamics Corp.	45,333
4,775		General Electric Co.	48,275
2,440		Lockheed Martin Corp.	168,433
2,675		Norfolk Southern Corp.	90,281
5,240		Northrop Grumman Corp.	228,674
1,130		Raytheon Co.	44,002
2,555		Republic Services, Inc.	43,818
785		Siemens AG, ADR	44,721
2,675		Tyco International Ltd.	52,323
2,240		Union Pacific Corp.	92,086
1,040		United Parcel Service, Inc.	51,189
2,485		United Technologies Corp.	106,805
3,180		Waste Management, Inc.	81,408
		TOTAL	1,273,152
		Information Technology--5.8%
1,890		Adtran, Inc.	30,637
3,700		IBM Corp.	358,493
11,645		Intel Corp.	175,257
23,075		Microsoft Corp.	423,888
7,810		Xerox Corp.	35,536
		TOTAL	1,023,811
		Materials--4.9%
2,755		Air Products & Chemicals, Inc.	154,969
2,800		Allegheny Technologies, Inc.	61,404
4,140		Bemis Co., Inc.	86,816
790		Compass Minerals International, Inc.	44,532
31,695		Gold Fields Ltd., ADR	359,421
1,250		PPG Industries, Inc.	46,125
8,360		Sealed Air Corp.	115,368
		TOTAL	868,635
		Telecommunication Services--9.0%
30,867		AT&T, Inc.	777,848
6,280		BCE, Inc.	124,972
3,370		Deutsche Telekom AG, ADR	41,620
2,055		Nippon Telegraph & Telephone Corp., ADR	39,107
895		Telefonica SA, ADR	53,360
11,375		Verizon Communications, Inc.	343,525
12,770		Vodafone Group PLC, ADR	222,453
		TOTAL	1,602,885
		Utilities--3.8%
3,315		AGL Resources, Inc.	87,947
12,605		CenterPoint Energy, Inc.	131,470
1,535		Edison International	44,223
2,495		Exelon Corp.	113,248
1,895		FirstEnergy Corp.	73,147
1,970		P G & E Corp.	75,293
3,050		Sempra Energy	141,032
		TOTAL	666,360
		TOTAL COMMON STOCKS (IDENTIFIED COST $17,681,498)	16,251,838
		MUTUAL FUND--2.8%
108,330	[2]	Federated High Income Bond Fund II, Primary Shares (IDENTIFIED COST $542,427)	498,316
		REPURCHASE AGREEMENT--3.9%
$691,000		Interest in $1,100,000,000 joint repurchase agreement 0.25%, dated 3/31/2009 under which J.P. Morgan Securities, Inc. will repurchase securities provided as collateral for $1,100,007,639 on 4/1/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 2/1/2039 and the market value of those underlying securities was $1,122,001,529. (AT COST)	691,000
		TOTAL INVESTMENTS--98.3% (IDENTIFIED COST $18,914,925)[3]	17,441,154
		OTHER ASSETS AND LIABILITIES – NET –1.7%[4]	307,229
		TOTAL NET ASSETS--100%	$17,748,383

1	Non-income producing security.
2	Affiliated company.
3
At March 31, 2009, the cost of investments for federal tax purposes was $18,914,925. The net unrealized depreciation of investments for federal tax purposes was $1,473,771. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $645,716 and net unrealized depreciation from investments for those securities having an excess of cost over value of $2,119,487.

4	Assets, other than investments in securities, less liabilities.

Note:	The categories of investments are shown as a percentage of total net assets at March 31, 2009.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

•	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
•
Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).

•	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
•	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
•	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
•	Shares of other mutual funds are valued based upon their reported NAVs.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund’s NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

•	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;

•
With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;

•	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
•
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of March 31, 2009, in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices and Investments in Mutual Funds	$ 16,750,154
Level 2 – Other Significant Observable Inputs	691,000
Level 3 – Significant Unobservable Inputs	---
Total	$17,441,154

The following acronym is used throughout this portfolio:

ADR	--American Depositary Receipt

Federated Fund For U.S. Government Securities II

Portfolio of Investments

March 31, 2009 (unaudited)

Principal Amount			Value
		U.S. TREASURY OBLIGATIONS—9.0%
$1,700,000		United States Treasury Bonds, 6.125%, 11/15/2027	$2,288,891
1,000,000		United States Treasury Bonds, 6.250%, 8/15/2023	1,317,344
370,000		United States Treasury Bonds, 7.500%, 11/15/2024	557,486
3,050,000	[1]	United States Treasury Bonds, 7.625%, 2/15/2025	4,658,399
1,100,000		United States Treasury Bonds, 8.000%, 11/15/2021	1,629,719
2,500,000		United States Treasury Notes, 4.250%, 8/15/2015	2,849,610
7,491,000		U.S. Treasury Inflation-Protected Note, 0.625%, 4/15/2013	7,425,454
13,216,635		U.S. Treasury Inflation-Protected Note, 1.375%, 7/15/2018	13,150,552
		TOTAL U.S. TREASURY OBLIGATIONS (IDENTIFIED COST $30,788,014)	33,877,455
		GOVERNMENT AGENCIES--11.5%
7,000,000		Federal Farm Credit System, 5.150%, 12/6/2010	7,425,212
4,000,000		Federal Farm Credit System, 5.375%, 7/18/2011	4,343,899
7,300,000		Federal Farm Credit System, 5.750%, 1/18/2011 - 12/7/2028	7,900,105
5,500,000		Federal Home Loan Bank System, 1.625%, 1/21/2011	5,513,966
1,100,000		Federal Home Loan Bank System, 7.125%, 2/15/2030	1,445,333
1,500,000		Federal Home Loan Mortgage Corp., 5.625%, 11/23/2035	1,560,888
72,000		Federal Home Loan Mortgage Corp., 6.750%, 9/15/2029	94,212
2,000,000		Tennessee Valley Authority, 4.650%, 6/15/2035	1,956,876
1,000,000		Tennessee Valley Authority, 5.625%, 1/18/2011	1,076,767
10,700,000		Tennessee Valley Authority, 6.000%, 3/15/2013	12,246,705
		TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $40,674,080)	43,563,963
		MORTGAGE-BACKED SECURITIES--65.2%
		Federal Home Loan Mortgage Corp.--33.4%
21,139,097	[2]	Federal Home Loan Mortgage Corp., 4.500%, 6/1/2019 - 5/1/2039	21,671,910
30,840,873		Federal Home Loan Mortgage Corp., 5.000%, 7/1/2019 - 3/1/2039	31,954,712
46,035,688	[2]	Federal Home Loan Mortgage Corp., 5.500%, 12/1/2020 - 4/1/2039	47,851,395
19,977,858		Federal Home Loan Mortgage Corp., 6.000%, 1/1/2014 - 10/1/2038	20,934,323
1,353,555		Federal Home Loan Mortgage Corp., 6.500%, 6/1/2015 - 5/1/2031	1,443,265
1,906,779		Federal Home Loan Mortgage Corp., 7.000%, 12/1/2029 - 4/1/2032	2,047,292
150,726		Federal Home Loan Mortgage Corp., 7.500%, 9/1/2030 - 1/1/2031	160,871
23,571		Federal Home Loan Mortgage Corp., 8.500%, 5/1/2030	25,603
12,948		Federal Home Loan Mortgage Corp., 9.000%, 2/1/2025 - 5/1/2025	14,243
		TOTAL	126,103,614
		Federal National Mortgage Association--17.6%
2,297,888		Federal National Mortgage Association, 4.500%, 12/1/2019	2,383,085
6,925,497		Federal National Mortgage Association, 5.000%, 7/1/2034 - 11/1/2035	7,170,617
27,153,141		Federal National Mortgage Association, 5.500%, 11/1/2021 - 4/1/2036	28,282,786
25,364,394	[2]	Federal National Mortgage Association, 6.000%, 5/1/2014 - 4/1/2039	26,526,943
1,136,868		Federal National Mortgage Association, 6.500%, 6/1/2029 - 11/1/2035	1,209,939
847,534		Federal National Mortgage Association, 7.000%, 3/1/2015 - 4/1/2032	909,799
108,537		Federal National Mortgage Association, 7.500%, 5/1/2015 - 8/1/2031	116,221
31,035		Federal National Mortgage Association, 8.000%, 7/1/2030	33,196
		TOTAL	66,632,586
		Government National Mortgage Association--14.2%
10,000,000	[2]	Government National Mortgage Association, 4.500%, 4/15/2039	10,225,580
3,135,095		Government National Mortgage Association, 5.000%, 7/15/2034	3,264,563
3,006,462		Government National Mortgage Association, 5.500%, 5/20/2035	3,141,635
33,593,799		Government National Mortgage Association, 6.000%, 4/15/2032 - 11/20/2038	35,118,458
1,650,501		Government National Mortgage Association, 6.500%, 12/15/2023 - 5/15/2032	1,751,943
82,470		Government National Mortgage Association, 7.500%, 10/15/2026 - 3/20/2030	87,955
3,417		Government National Mortgage Association, 8.000%, 4/15/2030	3,682
49,841		Government National Mortgage Association, 9.500%, 11/15/2016	55,289
		TOTAL	53,649,105
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $233,070,912)	246,385,305
		COLLATERALIZED MORTGAGE OBLIGATIONS—15.7%
3,551,614		Bank of America Mortgage Securities 2007-3, Class 1A1, 6.000%, 9/25/2037	2,507,984
3,577,223		Countrywide Home Loans 2007-14, Class A18, 6.000%, 9/25/2037	2,841,034
3,527,553		Countrywide Home Loans 2007-17, Class 3A1, 6.750%, 10/25/2037	2,375,628
2,226,849		Credit Suisse Mortgage Capital Certificate 2007-4, Class 4A2, 5.500%, 6/25/2037	1,969,150
2,168,292		Federal Home Loan Mortgage Corp. REMIC 3076 NM, 7.500%, 4/15/2033	2,255,523
6,208,067		Federal Home Loan Mortgage Corp. REMIC 3144 FB, 0.906%, 4/15/2036	6,057,707
3,825,492		Federal Home Loan Mortgage Corp. REMIC 3175 FE, 0.866%, 6/15/2036	3,771,382
4,369,200		Federal Home Loan Mortgage Corp. REMIC 3179 FP, 0.936%, 7/15/2036	4,292,526
1,334,391		Federal Home Loan Mortgage Corp. REMIC 3206 FE, 0.956%, 8/15/2036	1,309,003
4,271,378		Federal Home Loan Mortgage Corp. REMIC 3260 PF, 0.856%, 1/15/2037	4,137,408
840,472		Federal National Mortgage Association REMIC 2005-63 FC, 0.772%, 10/25/2031	813,905
1,340,060		Federal National Mortgage Association REMIC 2006-43 FL, 0.922%, 6/25/2036	1,304,055
3,981,274		Federal National Mortgage Association REMIC 2006-58 FP, 0.822%, 7/25/2036	3,876,578
4,933,414		Federal National Mortgage Association REMIC 2006-81 FB, 0.872%, 9/25/2036	4,811,689
5,256,614		Federal National Mortgage Association REMIC 2006-85 PF, 0.902%, 9/25/2036	5,046,003
1,630,082		Federal National Mortgage Association REMIC 2006-93 FM, 0.902%, 10/25/2036	1,583,490
307,688		Federal National Mortgage Association REMIC 361 1, PO STRIP, 0.000%, 10/1/2035	284,474
1,391,523		First Horizon Alternative Mortgage Securities 2005-FA7, Class 2A1, 5.000%, 9/25/2020	1,182,614
1,945,808		Harborview Mortgage Loan Trust 2006-4, Class 2A1A, 0.756%, 5/19/2047	690,075
3,516,523		Indymac IMJA Mortgage Loan Trust 2007-A2, Class 2A1, 6.500%, 10/25/2037	2,510,107
3,452,828		Lehman Mortgage Trust 2007-8, Class 2A2, 6.500%, 9/25/2037	2,464,642
3,230,053		Structured Asset Securities Corp. 2005-17, Class 5A1, 5.500%, 10/25/2035	2,554,116
1,719,597		Washington Mutual 2006-AR1, Class 2A1B, 2.703%, 1/25/2046	510,945
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $68,353,239)	59,150,038
		ADJUSTABLE RATE MORTGAGES--3.7%
2,393,672		Federal National Mortgage Association ARM, 5.263%, 1/1/2037	2,455,106
4,579,030		Federal National Mortgage Association ARM, 5.388%, 5/1/2037	4,740,465
6,695,381		Federal National Mortgage Association ARM, 5.614%, 2/1/2037	6,942,604
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $13,756,923)	14,138,175
		COMMERCIAL MORTGAGE-BACKED SECURITIES—2.6%
3,000,000		Banc of America Commercial Mortgage, Inc. 2007-1, Class A2, 5.381%, 1/15/2049	2,388,696
3,000,000		Citigroup/Deutsche Bank Commercial Mortgage 2007-CD4, Class A3, 5.293%, 12/11/2049	1,869,462
3,560,000		Citigroup/Deutsche Bank Commercial Mortgage 2007-CD5, Class A4, 5.886%, 11/15/2044	2,257,746
1,250,000		Merrill Lynch Mortgage Trust 2008-C1, Class A2, 5.425%, 2/12/2051	907,986
3,000,000		Merrill Lynch/Countrywide Commercial Mortgage 2007-6, Class A2, 5.331%, 3/12/2051	2,327,324
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $13,880,871)	9,751,214
		REPURCHASE AGREEMENTS—5.5%
5,923,000	[3]	Interest in $9,282,000 joint repurchase agreement 0.30%, dated 3/18/2009, under which Barclays Capital, Inc. will repurchase a security provided as collateral for $9,284,553 on 4/20/2009. The security provided as collateral at the end of the period was a U.S. Government Agency security with a maturity of 1/1/2037 and the market value of this underlying security was $9,561,576 (segregated pending settlement of dollar-roll transactions).	5,923,000
2,338,000		Interest in $4,900,000,000 joint repurchase agreement 0.17%, dated 3/31/2009, under which Goldman Sachs and Co. will repurchase securities provided as collateral for $4,900,023,139 on 4/1/2009. The securities provided as collateral at the end of the period were U.S. Government Agency and U.S. Treasury securities with various maturities to 4/15/2029 and the market value of those underlying securities was $4,998,023,651 (purchased with proceeds from securities lending collateral).	2,338,000
12,529,000		Interest in $1,100,000,000 joint repurchase agreement 0.25%, dated 3/31/2009, under which J.P. Morgan Securities, Inc. will repurchase securities provided as collateral for $1,100,007,639 on 4/1/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 2/1/2039 and the market value of those underlying securities was $1,122,001,529.	12,529,000
		TOTAL REPURCHASE AGREEMENTS (AT COST)	20,790,000
		TOTAL INVESTMENTS---113.2% (IDENTIFIED COST $421,314,039)[4]	427,656,150
		OTHER ASSETS AND LIABILITIES—NET—(13.2)%[5]	(49,871,915)
		TOTAL NET ASSETS—100%	$377,784,235

1	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
As of March 31, 2009, securities subject to this type of arrangement and related collateral were as follows:
	Market Value of Securities Loaned	Market Value of Collateral
	$2,291,016	$2,338,000
2	All or a portion of these To Be Announced Securities (TBAs) are subject to dollar-roll transactions.
3	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days’ notice.
4
At March 31, 2009, the cost of investments for federal tax purposes was $421,314,039. The net unrealized appreciation of investments for federal tax purposes was $6,342,111. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $19,917,327 and net unrealized depreciation from investments for those securities having an excess of cost over value of $13,575,216.

5	Assets, other than investments in securities, less liabilities. A significant portion of this balance is the result of dollar-roll transactions.

Note: The categories of investments are shown as a percentage of total net assets at March 31, 2009.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

•
Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).

•	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).

•	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.

•	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

•	Shares of other mutual funds are valued based upon their reported NAVs.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund’s NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV.  Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions.  Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation).  Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities.  The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts.  In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

•
With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;

•	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and

•
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.

The Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of March 31, 2009, in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices and Investments in Mutual Funds	$ ---
Level 2 – Other Significant Observable Inputs	427,656,150
Level 3 – Significant Unobservable Inputs	---
Total	$427,656,150

The following acronyms are used throughout this portfolio:

ARM	--Adjustable Rate Mortgages
PO	--Principal Only
REMIC	--Real Estate Mortgage Investment Conduit

Federated High Income Bond Fund II

Portfolio of Investments

March 31, 2009 (unaudited)

Principal Amount or Shares			Value
		CORPORATE BONDS--94.2%
		Aerospace / Defense--2.8%
$875,000		Alliant Techsystems, Inc., Sr. Sub. Note, 6.75%, 4/1/2016	$835,625
400,000		Hawker Beechcraft Acquisition Co. LLC/Hawker Beechcraft Notes, Sr. Sub. Note, PIK 9.75%, 4/1/2017	70,000
475,000		Hawker Beechcraft Acquisition Co. LLC/Hawker Beechcraft Notes, Sr. Unsecd. Note, 8.875%, 4/1/2015	55,812
2,050,000		L-3 Communications Corp., Sr. Sub. Note, 6.125%, 1/15/2014	1,947,500
1,025,000	[1,2]	Sequa Corp., Sr. Note, 11.75%, 12/1/2015	158,875
469,498	[1,2]	Sequa Corp., Sr. PIK Deb., 13.50%, 12/1/2015	53,992
700,000		TransDigm, Inc., Sr. Sub. Note, 7.75%, 7/15/2014	656,250
700,000	[1,2]	US Investigations Services, Inc., Sr. Note, 10.50%, 11/1/2015	537,250
650,000	[1,2]	US Investigations Services, Inc., Sr. Sub. Note, 11.75%, 5/1/2016	468,000
		TOTAL	4,783,304
		Automotive--2.8%
800,000		Cooper-Standard Automotive, Inc., Sr. Sub. Note, 8.375%, 12/15/2014	60,000
1,000,000		Ford Motor Co., Unsecd. Note, 7.45%, 7/16/2031	322,500
1,675,000		Ford Motor Credit Co., Floating Rate Note - Sr. Note, 4.01%, 1/13/2012	1,057,344
1,450,000		Ford Motor Credit Co., Note, 7.25%, 10/25/2011	1,033,068
450,000		Ford Motor Credit Co., Sr. Note, 9.875%, 8/10/2011	340,864
1,275,000		Ford Motor Credit Co., Sr. Unsecd. Note, 8.00%, 12/15/2016	839,320
3,375,000		General Motors Corp., Deb., 7.40%, 9/1/2025	405,000
500,000		General Motors Corp., Note, 8.375%, 7/15/2033	62,500
650,000		Tenneco Automotive, Inc., Sr. Sub. Note, 8.625%, 11/15/2014	123,500
1,300,000		United Components, Inc., Sr. Sub. Note, 9.375%, 6/15/2013	513,500
		TOTAL	4,757,596
		Building Materials--0.6%
600,000		Norcraft Holdings LP, Sr. Disc. Note, 9.75%, 9/1/2012	477,000
250,000		Nortek Holdings, Inc., Sr. Secd. Note, 10.00%, 12/1/2013	105,625
500,000		Nortek Holdings, Inc., Sr. Sub. Note, 8.50%, 9/1/2014	52,500
775,000	[3]	Panolam Industries International, Inc., Sr. Sub. Note, 10.75%, 10/1/2013	104,625
475,000		Ply Gem Industries, Inc., Sr. Secd. Note, 11.75%, 6/15/2013	213,750
		TOTAL	953,500
		Chemicals--3.1%
1,225,000	[4,5]	Chemtura Corp., Sr. Note, 6.875%, 6/1/2016	557,375
337,000		Compass Minerals International, Inc., Sr. Disc. Note, 12.00%, 6/1/2013	350,480
1,275,000		Hexion U.S. Finance Corp., Sr. Secd. Note, 9.75%, 11/15/2014	286,875
800,000	[1,2]	Invista, Unit, 9.25%, 5/1/2012	720,000
675,000	[1,2]	Mosaic Co./The, Sr. Note, 7.625%, 12/1/2016	662,443
664,000		Nalco Co., Sr. Disc. Note, 9.00%, 2/1/2014	600,920
775,000		Nalco Co., Sr. Sub. Note, 8.875%, 11/15/2013	747,875
825,000		Terra Capital, Inc., Company Guarantee, Series B, 7.00%, 2/1/2017	763,125
650,000		Union Carbide Corp., Deb., 7.50%, 6/1/2025	409,077
225,000		Union Carbide Corp., Sr. Deb., 7.875%, 4/1/2023	155,827
		TOTAL	5,253,997
		Construction Machinery--0.4%
1,400,000		Rental Service Corp., Sr. Note, 9.50%, 12/1/2014	693,000
		Consumer Products--4.8%
1,275,000	[1,2]	AAC Group Holding Corp., Sr. Disc. Note, 10.25%, 10/1/2012	726,750
617,781		AAC Group Holding Corp., Sr. PIK Deb., 16.75%, 10/1/2012	95,756
675,000	[1,2]	American Achievement Corp., Sr. Sub. Note, 8.25%, 4/1/2012	492,750
325,000		Central Garden & Pet Co., Company Guarantee, 9.125%, 2/1/2013	258,375
1,475,000		Jarden Corp., Sr. Sub. Note, 7.50%, 5/1/2017	1,194,750
1,500,000		Jostens Holding Corp., Discount Bond, 10.25%, 12/1/2013	1,402,500
1,575,000		Jostens IH Corp., Sr. Sub. Note, 7.625%, 10/1/2012	1,500,187
875,000		School Specialty, Inc., Conv. Bond, 3.75%, 8/1/2023	753,637
950,000		Sealy Mattress Co., Sr. Sub. Note, 8.25%, 6/15/2014	353,875
875,000	[1,4,5]	True Temper Sports, Inc., Sr. Sub. Note, 8.375%, 9/15/2011	126,875
1,375,000		Visant Holding Corp., Sr. Note, 8.75%, 12/1/2013	1,258,125
		TOTAL	8,163,580
		Energy--5.6%
1,050,000		Basic Energy Services, Inc., Company Guarantee, 7.125%, 4/15/2016	614,250
925,000		Chesapeake Energy Corp., Company Guarantee, 6.875%, 11/15/2020	728,437
1,375,000		Chesapeake Energy Corp., Sr. Note, 7.50%, 9/15/2013	1,265,000
475,000		Chesapeake Energy Corp., Sr. Note, 9.50%, 2/15/2015	464,312
450,000		Cie Generale de Geophysique, Sr. Unsecd. Note, 7.75%, 5/15/2017	346,500
650,000		Complete Production Services, Inc., Sr. Note, 8.00%, 12/15/2016	416,000
275,000	[1,2]	Forest Oil Corp., 7.25%, 6/15/2019	218,625
850,000		Forest Oil Corp., Sr. Note, 7.25%, 6/15/2019	675,750
1,200,000	[1,2]	Hilcorp Energy I LP/Hilcorp Finance Co., Sr. Note, 7.75%, 11/1/2015	882,000
275,000	[1,2]	Petroplus Finance LTD, Company Guarantee, 6.75%, 5/1/2014	204,875
600,000	[1,2]	Petroplus Finance LTD, Company Guarantee, 7.00%, 5/1/2017	435,000
450,000		Pioneer Natural Resources, Inc., Bond, 6.875%, 5/1/2018	333,066
450,000		Plains Exploration & Production Co., Sr. Note, 7.00%, 3/15/2017	360,000
250,000		Plains Exploration & Production Co., Sr. Note, 7.625%, 6/1/2018	203,750
900,000		Plains Exploration & Production Co., Sr. Note, 7.75%, 6/15/2015	778,500
125,000		Range Resources Corp., Sr. Sub. Note, 7.25%, 5/1/2018	112,500
350,000		Range Resources Corp., Sr. Sub. Note, 7.375%, 7/15/2013	333,375
550,000		Range Resources Corp., Sr. Sub. Note, 7.50%, 5/15/2016	510,125
325,000	[1,2]	Sandridge Energy, Inc., 8.00%, 6/1/2018	240,500
250,000	[1,2]	Southwestern Energy Co., Sr. Note, 7.50%, 2/1/2018	242,500
		TOTAL	9,365,065
		Entertainment--1.2%
1,175,000		Cinemark, Inc., Sr. Disc. Note, 9.75%, 3/15/2014	1,113,312
775,000	[1,4,5]	Hard Rock Park Operations LLC, Sr. Secd. Note, 1.00%, 4/1/2012	11,625
850,000		Universal City Development Partners Ltd., Sr. Note, 11.75%, 4/1/2010	731,000
350,000		Universal City Florida Holding Co., Floating Rate Note, 5.92%, 5/1/2010	124,250
		TOTAL	1,980,187
		Environmental--0.6%
425,000		Allied Waste North America, Inc., Note, Series B, 7.125%, 5/15/2016	395,250
600,000		Browning-Ferris Industries, Inc., Deb., 9.25%, 5/1/2021	604,125
		TOTAL	999,375
		Financial Institutions--2.5%
2,532,000	[1,2]	General Motors Acceptance Corp., 6.875%, 9/15/2011	1,800,531
844,000	[1,2]	General Motors Acceptance Corp., 8.00%, 11/1/2031	407,120
569,000	[1,2]	General Motors Acceptance Corp., Note, 7.00%, 2/1/2012	393,247
500,000		Lender Processing Services, Sr. Note, 8.125%, 7/1/2016	498,750
1,600,000	[1,2]	Nuveen Investments, Sr. Note, 10.50%, 11/15/2015	456,000
1,125,000		iPayment Holdings, Inc., Sr. Sub. Note, Series WI, 9.75%, 5/15/2014	590,625
		TOTAL	4,146,273
		Food & Beverage--6.7%
1,700,000		ASG Consolidated LLC, Sr. Disc. Note, 11.50%, 11/1/2011	1,428,000
1,075,000		Aramark Corp., Sr. Note, 8.50%, 2/1/2015	994,375
775,000		Aramark Services, Inc., Floating Rate Note - Sr. Note, 4.67%, 2/1/2015	594,812
1,225,000		B&G Foods Holdings Corp., Sr. Note, 8.00%, 10/1/2011	1,151,500
275,000		Constellation Brands, Inc., 8.375%, 12/15/2014	277,750
450,000		Constellation Brands, Inc., Sr. Note, 7.25%, 5/15/2017	429,750
325,000		Constellation Brands, Inc., Sr. Note, 7.25%, 9/1/2016	310,375
1,350,000		Dean Foods Co., Company Guarantee, 7.00%, 6/1/2016	1,289,250
250,000	[1,2,4,5]	Eurofresh, Inc., Sr. Note, 11.50%, 1/15/2013	56,250
1,250,000		Michael Foods, Inc., Sr. Sub. Note, 8.00%, 11/15/2013	1,118,750
1,200,000	[4,5]	Pilgrim's Pride Corp., Sr. Sub. Note, 8.375%, 5/1/2017	456,000
900,000		Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., Sr. Note, Series WI, 9.25%, 4/1/2015	720,000
800,000		Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., Sr. Sub. Note, Series WI, 10.625%, 4/1/2017	564,000
1,775,000		Reddy Ice Group, Inc., Sr. Disc. Note, 10.50%, 11/1/2012	860,875
900,000		Smithfield Foods, Inc., Note, 7.75%, 5/15/2013	607,500
325,000		Smithfield Foods, Inc., Sr. Note, 7.75%, 7/1/2017	203,125
250,000	[1,2]	Tyson Foods, Inc., Sr. Unsecd. Note, 10.50%, 3/1/2014	256,250
		TOTAL	11,318,562
		Gaming—4.2%
1,125,000	[1,2]	Fontainebleu Las Vegas Holdings LLC/Fontainebleu Las Vegas, Second Mortgage Notes, 11.00%, 6/15/2015	39,375
850,000		Global Cash Access LLC, Sr. Sub. Note, 8.75%, 3/15/2012	701,250
675,000	[1,2]	Great Canadian Gaming Corp., Sr. Sub. Note, 7.25%, 2/15/2015	489,375
1,050,000	[1,4,5]	Herbst Gaming, Inc., Sr. Sub. Note, 7.00%, 11/15/2014	6,562
1,175,000	[1,2]	Indianapolis Downs LLC /Indiana Downs Capital Corp., Sr. Secd. Note, 11.00%, 11/1/2012	634,500
232,293	[1,2]	Indianapolis Downs LLC /Indiana Downs Capital Corp., Sub. PIK Note, 15.50%, 11/1/2013	82,464
1,125,000		Jacobs Entertainment, Inc., Sr. Note, 9.75%, 6/15/2014	672,187
200,000	[1,2]	MGM Mirage, 13.00%, 11/15/2013	150,000
1,275,000		MGM Mirage, Sr. Note, 5.875%, 2/27/2014	452,625
700,000		MGM Mirage, Sr. Note, 7.50%, 6/1/2016	248,500
625,000		MGM Mirage, Sr. Sub. Note, 8.375%, 2/1/2011	68,750
1,100,000		Mandalay Resort Group, Sr. Sub. Note, 9.375%, 2/15/2010	209,000
850,000		Penn National Gaming, Inc., Sr. Sub. Note, 6.75%, 3/1/2015	726,750
975,000	[1,2]	San Pasqual Casino Development Group, Inc., Sr. Note, 8.00%, 9/15/2013	728,812
1,050,000	[1,2]	Shingle Springs Tribal Gaming, Sr. Note, 9.375%, 6/15/2015	441,000
525,000	[1,2]	Tunica-Biloxi Gaming Authority, Sr. Unsecd. Note, 9.00%, 11/15/2015	427,875
1,325,000		Wynn Las Vegas LLC, 1st Mtg. Note, 6.625%, 12/1/2014	1,007,000
		TOTAL	7,086,025
		Health Care--10.1%
650,000		AMR Holding Co./Emcare Holding Co., Sr. Sub. Note, 10.00%, 2/15/2015	650,000
1,100,000		Accellent, Inc., Sr. Sub., 10.50%, 12/1/2013	816,750
500,000	[1,2]	Bausch & Lomb, Inc., Sr. Note, 9.875%, 11/1/2015	398,750
675,000		Bio Rad Laboratories, Inc., Sr. Sub. Note, 6.125%, 12/15/2014	587,250
1,875,000		Biomet, Inc., Sr. Sub. Note, Series WI, 11.625%, 10/15/2017	1,664,062
1,175,000		CRC Health Corp., Sr. Sub. Note, 10.75%, 2/1/2016	746,125
725,000		HCA, Inc., Sr. Note, 7.50%, 11/6/2033	366,125
2,700,000		HCA, Inc., Sr. Secd. 2nd Priority Note, PIK 9.625%, 11/15/2016	2,160,000
1,550,000		HCA, Inc., Sr. Secd. Note, 9.25%, 11/15/2016	1,414,375
1,375,000		National Mentor Holdings, Inc., Sr. Sub. Note, 11.25%, 7/1/2014	1,148,125
925,000		Omnicare, Inc., Sr. Sub. Note, 6.875%, 12/15/2015	832,500
1,050,000		United Surgical Partners International, Inc., 9.25%, 5/1/2017	729,750
250,000		Universal Hospital Services, Inc., Floating Rate Note - Sr. Secured Note, 5.943%, 6/1/2015	182,500
775,000		Universal Hospital Services, Inc., Sr. Secd. Note, 8.50%, 6/1/2015	693,625
1,700,000		VWR Funding, Inc., Unsecd. Note, Series WI, 10.25%, 7/15/2015	1,164,500
250,000		Vanguard Health Holdings II, Company Guarantee, 0/11.25%, 10/1/2015	208,750
825,000		Vanguard Health Holdings II, Sr. Sub. Note, 9.00%, 10/1/2014	732,188
1,425,000		Ventas Realty LP, Sr. Note, 6.625%, 10/15/2014	1,275,375
225,000		Ventas Realty LP, Sr. Note, 6.75%, 4/1/2017	193,500
375,000		Ventas Realty LP, Sr. Note, 7.125%, 6/1/2015	339,375
1,438,000	[1,2]	Viant Holdings, Inc., Company Guarantee, 10.125%, 7/15/2017	711,810
		TOTAL	17,015,435
		Industrial - Other--6.5%
950,000		ALH Finance LLC/ALH Finance Corp., Sr. Sub. Note, 8.50%, 1/15/2013	807,500
550,000		American Tire Distributors, Inc., Sr. Note, 10.75%, 4/1/2013	390,500
1,375,000	[1,2]	Baker & Taylor Acquisition Corp., Sr. Secd. Note, 11.50%, 7/1/2013	336,875
800,000		Baldor Electric Co., Sr. Note, 8.625%, 2/15/2017	638,000
525,000		Belden CDT, Inc., Sr. Sub. Note, 7.00%, 3/15/2017	433,125
725,000		Da-Lite Screen Co., Inc., Sr. Note, 9.50%, 5/15/2011	627,125
600,000	[1,2]	ESCO Corp., Sr. Note, 8.625%, 12/15/2013	459,000
1,475,000		Education Management LLC, Sr. Sub. Note, 10.25%, 6/1/2016	1,386,500
650,000		General Cable Corp., Floating Rate Note - Sr. Note, 3.81%, 4/1/2015	463,125
875,000		General Cable Corp., Sr. Note, 7.125%, 4/1/2017	721,875
850,000		Hawk Corp., Sr. Note, 8.75%, 11/1/2014	860,625
975,000		Interline Brands, Inc., Sr. Sub. Note, 8.125%, 6/15/2014	877,500
1,150,000	[1,2]	Knowledge Learning Corp., Sr. Sub. Note, 7.75%, 2/1/2015	931,500
125,000		Mueller Water Products, Inc., Sr. Sub. Note, Series WI, 7.375%, 6/1/2017	65,000
575,000		SPX Corp., Sr. Unsecd. Note, 7.625%, 12/15/2014	554,875
875,000		Sensus Metering Systems, Inc., Sr. Sub. Note, 8.625%, 12/15/2013	737,188
625,000		Valmont Industries, Inc., Sr. Sub. Note, 6.875%, 5/1/2014	578,125
		TOTAL	10,868,438
		Lodging--1.1%
275,000		Host Hotels & Resorts LP, Sr. Note, 6.875%, 11/1/2014	213,125
1,300,000		Host Marriott LP, Unsecd. Note, 7.125%, 11/1/2013	1,056,250
925,000		Royal Caribbean Cruises Ltd., Sr. Note, 7.00%, 6/15/2013	523,781
275,000		Royal Caribbean Cruises Ltd., Sr. Note, 7.25%, 6/15/2016	130,625
		TOTAL	1,923,781
		Media - Cable--1.7%
1,300,000	[4,5]	Charter Communications Holdings II, Sr. Note, 10.25%, 9/15/2010	1,176,500
1,050,000		Kabel Deutschland GMBH, Company Guarantee, 10.625%, 7/1/2014	1,065,750
175,000	[1,2]	Videotron Ltee, Company Guarantee, 9.125%, 4/15/2018	178,719
450,000		Videotron Ltee, Sr. Note, 6.375%, 12/15/2015	410,063
		TOTAL	2,831,032
		Media - Non-Cable--7.7%
1,320,743		Affinity Group Holding, Inc., Sr. Note, 10.875%, 2/15/2012	594,334
425,000		Affinity Group, Inc., Sr. Sub. Note, 9.00%, 2/15/2012	238,000
200,000		DIRECTV Holdings LLC, Sr. Note, 6.375%, 6/15/2015	189,500
950,000		DIRECTV Holdings LLC, Sr. Note, 8.375%, 3/15/2013	965,438
1,347,000		Dex Media West LLC, Sr. Sub. Note, Series B, 9.875%, 8/15/2013	272,768
700,000		Dex Media, Inc., Discount Bond, 9.00%, 11/15/2013	91,000
1,250,000		Echostar DBS Corp., Sr. Note, 6.625%, 10/1/2014	1,121,875
875,000	[1,2]	FoxCo Acquisitions, LLC, Sr. Note, 13.375%, 7/15/2016	214,375
1,575,000	[4,5]	Idearc, Inc., Company Guarantee, 8.00%, 11/15/2016	49,219
2,825,000		Intelsat Jackson Ltd., Sr. Note, 11.25%, 6/15/2016	2,754,375
1,100,000	[1,2]	Intelsat Jackson Ltd., Sr. Unsecd. Note, 0/9.50%, 2/1/2015	918,500
850,000		Lamar Media Corp., Sr. Sub. Note, 6.625%, 8/15/2015	616,250
300,000		Lamar Media Corp., Sr. Sub. Note, 6.625%, 8/15/2015	220,500
500,000		Lamar Media Corp., Sr. Sub. Note, 7.25%, 1/1/2013	433,125
1,200,000	[1,2]	Medimedia USA, Inc., Sr. Sub. Note, 11.375%, 11/15/2014	786,000
1,350,000	[1,2]	Newport Television LLC, Sr. Note, PIK 13.00%, 3/15/2017	54,000
124,000	[1,2]	Nexstar Broadcasting Group, Inc., PIK 0.5/7.00%, 1/15/2014	54,560
372,650		Nexstar Broadcasting Group, Inc., 7.00%, 1/15/2014	96,889
375,000	[1,2]	Nielsen Finance LLC/Nielsen Finance Co., 11.625%, 2/1/2014	339,844
700,000		Quebecor Media, Inc., Sr. Unsecd. Note, Series WI, 7.75%, 3/15/2016	535,500
950,000		R.H. Donnelly Corp, Sr. Disc. Note, Series A-2, 6.875%, 1/15/2013	57,000
1,100,000		R.H. Donnelly Corp, Sr. Note, 8.875%, 10/15/2017	66,000
1,000,000		R.H. Donnelly Corp, Sr. Note, Series A-3, 8.875%, 1/15/2016	62,500
466,000	[1,2]	Rainbow National Services LLC, Sr. Sub. Note, 10.375%, 9/1/2014	477,650
1,800,000		Readers Digest Association, Inc., Company Guarantee, 9.00%, 2/15/2017	112,500
1,625,000		Southern Graphics Systems, Inc., Sr. Sub. Note, Series WI, 12.00%, 12/15/2013	897,813
1,100,000	[1,2]	Univision Television Group, Inc., Sr. PIK Note, 9.75%, 3/15/2015	115,500
1,800,000	[1,2]	WDAC Subsidiary Corp., Sr. Note, 8.375%, 12/1/2014	261,000
700,000	[1,2]	XM Satellite Radio, Inc., Sr. Note, 13.00%, 8/1/2013	323,750
		TOTAL	12,919,765
		Metals & Mining--0.6%
750,000	[4,5]	Aleris International, Inc., Sr. Note, 9.00%, 12/15/2014	4,275
625,000	[4,5]	Aleris International, Inc., Sr. Sub. Note, 10.00%, 12/15/2016	3,563
700,000		Freeport-McMoRan Copper & Gold, Inc., Sr. Note, 8.375%, 4/1/2017	655,423
869,000		Novelis, Inc., Company Guarantee, 7.25%, 2/15/2015	351,945
		TOTAL	1,015,206
		Packaging--1.3%
1,175,000		Berry Plastics Corp., Sr. Secd. Note, 8.875%, 9/15/2014	663,875
1,125,000		Crown Americas LLC, Sr. Note, 7.75%, 11/15/2015	1,136,250
425,000		Owens-Brockway Glass Container, Inc., Company Guarantee, 8.25%, 5/15/2013	429,250
141,585	[1,4,5,6]	Russell Stanley Holdings, Inc., Sr. Sub. Note, 9.00%, 11/30/2008	6,570
		TOTAL	2,235,945
		Paper--1.1%
1,775,000		Graphic Packaging International Corp., Sr. Sub. Note, 9.50%, 8/15/2013	1,278,000
300,000		NewPage Corp., Sr. Secd. Note, 10.00%, 5/1/2012	105,750
1,375,000		NewPage Corp., Sr. Sub. Note, 12.00%, 5/1/2013	295,625
175,000		Rock-Tenn Co., 9.25%, 3/15/2016	175,438
		TOTAL	1,854,813
		Restaurants--0.9%
550,000		Dave & Buster's, Inc., Sr. Note, 11.25%, 3/15/2014	299,750
1,025,000		NPC International, Inc., 9.50%, 5/1/2014	804,625
700,000	[1,2]	Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC, Sr. Secd. Note, 3.82%, 3/15/2014	367,500
		TOTAL	1,471,875
		Retailers--2.8%
1,075,000		Dollar General Corp., Company Guarantee, 11.875%, 7/15/2017	1,061,563
1,425,000		General Nutrition Center, Company Guarantee, 6.404%, 3/15/2014	883,500
1,475,000		NBC Acquisition Corp., Sr. Disc. Note, 11.00%, 3/15/2013	752,250
1,175,000		Nebraska Book Co., Inc., Sr. Sub. Note, 8.625%, 3/15/2012	663,875
200,000		Sally Beauty Holdings, Inc., 10.50%, 11/15/2016	176,000
1,575,000		The Yankee Candle Co., Inc., Sr. Sub. Note, 9.75%, 2/15/2017	763,875
675,000		United Auto Group, Inc., Sr. Sub. Note, 7.75%, 12/15/2016	340,875
		TOTAL	4,641,938
		Services--2.0%
1,150,000		Ceridian Corp., Sr. Unsecd. Note, 11.25%, 11/15/2015	488,750
1,650,000		KAR Holdings, Inc., 10.00%, 5/1/2015	726,000
1,550,000		West Corp., Company Guarantee, 11.00%, 10/15/2016	1,038,500
1,475,000		West Corp., Sr. Note, 9.50%, 10/15/2014	1,034,344
		TOTAL	3,287,594
		Technology--4.7%
1,375,000		Activant Solutions, Inc., Sr. Sub. Note, 9.50%, 5/1/2016	849,063
1,300,000	[1,2]	Compucom System, Inc., Sr. Sub. Note, 12.50%, 10/1/2015	760,500
1,050,000		First Data Corp., Company Guarantee, 9.875%, 9/24/2015	619,500
750,000		Freescale Semiconductor, Inc., Company Guarantee, PIK 9.125%, 12/15/2014	60,000
1,175,000		Freescale Semiconductor, Inc., Sr. Note, 8.875%, 12/15/2014	252,625
1,300,000	[1,2]	Open Solutions, Inc., Sr. Sub. Note, 9.75%, 2/1/2015	203,125
1,200,000		SERENA Software, Inc., Sr. Sub. Note, 10.375%, 3/15/2016	720,000
1,200,000		SS&C Technologies, Inc., Sr. Sub. Note, 11.75%, 12/1/2013	1,026,000
975,000		Seagate Technology HDD Holdings, Sr. Note, 6.80%, 10/1/2016	570,375
569,000		Smart Modular Technologies, Inc., Sr. Secd. Note, 6.935%, 4/1/2012	452,355
200,000	[1,2]	SunGard Data Systems, Inc., Sr. Note, 10.625%, 5/15/2015	176,000
1,073,000		SunGard Data Systems, Inc., Sr. Note, Series WI, 9.125%, 8/15/2013	938,875
1,425,000		SunGard Data Systems, Inc., Sr. Sub. Note, Series WI, 10.25%, 8/15/2015	1,004,625
775,000		Unisys Corp., Sr. Unsecd. Note, 12.50%, 1/15/2016	206,344
		TOTAL	7,839,387
		Tobacco--0.3%
500,000		Reynolds American, Inc., Sr. Secd. Note, 7.75%, 6/1/2018	441,875
		Transportation--1.6%
1,100,000	[1,2]	CEVA Group PLC, Sr. Note, 10.00%, 9/1/2014	426,250
900,000		Hertz Corp., Sr. Note, 8.875%, 1/1/2014	550,125
1,475,000		Hertz Corp., Sr. Sub. Note, 10.50%, 1/1/2016	649,000
400,000		Kansas City Southern Railway Company, 8.00%, 6/1/2015	333,000
200,000		Stena AB, Sr. Note, 7.00%, 12/1/2016	141,000
800,000		Stena AB, Sr. Note, 7.50%, 11/1/2013	604,000
		TOTAL	2,703,375
		Utility - Electric--4.9%
250,000		CMS Energy Corp., Sr. Note, 6.875%, 12/15/2015	232,779
1,350,000		Dynegy Holdings, Inc., Sr. Note, 7.75%, 6/1/2019	884,250
1,625,000		Edison Mission Energy, Sr. Note, 7.75%, 6/15/2016	1,243,125
350,000		Edison Mission Energy, Sr. Unsecd. Note, 7.00%, 5/15/2017	257,250
300,000		Energy Future Holdings Corp., Company Guarantee, 10.875%, 11/1/2017	195,000
321,566	[1,2]	FPL Energy National Wind, Note, 6.125%, 3/25/2019	283,990
800,000	[1,2]	Intergen NV, Sr. Secd. Note, 9.00%, 6/30/2017	728,000
300,000		NRG Energy, Inc., Sr. Note, 7.25%, 2/1/2014	282,750
950,000		NRG Energy, Inc., Sr. Note, 7.375%, 1/15/2017	885,875
1,000,000		NRG Energy, Inc., Sr. Note, 7.375%, 2/1/2016	932,500
1,100,000		Sierra Pacific Resources, Sr. Note, Series WI, 6.75%, 8/15/2017	878,655
225,000		TECO Finance, Inc., Unsub., Series WI, 6.75%, 5/1/2015	189,480
1,825,000		Texas Competitive Electric Holdings Co. LLC, Company Guarantee, 10.25%, 11/1/2015	921,625
700,000		Texas Competitive Electric Holdings Co. LLC, Sr. Note, 10.25%, 11/1/2015	353,500
		TOTAL	8,268,779
		Utility - Natural Gas--5.4%
1,250,000		AmeriGas Partners LP, Sr. Note, 7.125%, 5/20/2016	1,181,250
150,000		El Paso Corp., Sr. Note, 7.80%, 8/1/2031	112,959
1,400,000		Holly Energy Partners LP, Sr. Note, 6.25%, 3/1/2015	1,043,000
1,350,000		Inergy LP, Sr. Note, 6.875%, 12/15/2014	1,255,500
825,000		MarkWest Energy Partners LP, Sr. Note, Series B, 8.75%, 4/15/2018	579,563
200,000		Pacific Energy Partners LP, Sr. Note, 6.25%, 9/15/2015	172,000
950,000		Pacific Energy Partners LP, Sr. Note, 7.125%, 6/15/2014	881,350
925,000		Regency Energy Partners LP, Sr. Unsecd. Note, 8.375%, 12/15/2013	790,875
750,000		Southern Star Central Corp., Sr. Note, 6.75%, 3/1/2016	630,000
1,575,000		Tennessee Gas Pipeline, Bond, 8.375%, 6/15/2032	1,508,297
1,075,000		Williams Cos., Inc., Note, 7.625%, 7/15/2019	1,006,861
		TOTAL	9,161,655
		Wireless Communications--5.0%
550,000		Centennial Communication Corp., Floating Rate Note - Sr. Note, 7.185%, 1/1/2013	552,750
550,000		Centennial Communications Corp., Sr. Note, 10.00%, 1/1/2013	587,125
275,000	[1,2]	Digicel Ltd., 12.00%, 4/1/2014	253,000
100,000	[1,2]	Digicel Ltd., Sr. Note, 8.875%, 1/15/2015	65,000
976,498	[1,2]	Digicel Ltd., Sr. Note, 9.125%, 1/15/2015	600,546
800,000	[1,2]	Digicel Ltd., Sr. Note, 9.25%, 9/1/2012	710,000
1,475,000		MetroPCS Wireless, Inc., Sr. Note, 9.25%, 11/1/2014	1,438,125
2,150,000		Nextel Communications, Inc., Sr. Note, Series D, 7.375%, 8/1/2015	1,150,250
925,000		Rogers Wireless, Inc., Sr. Sub. Note, 8.00%, 12/15/2012	937,719
1,675,000		Sprint Capital Corp., Company Guarantee, 6.90%, 5/1/2019	1,189,250
1,300,000		Sprint Nextel Corp., Unsecd. Note, 6.00%, 12/1/2016	936,000
		TOTAL	8,419,765
		Wireline Communications--1.2%
375,000	[1,2]	FairPoint Communications, Inc., Sr. Note, 13.125%, 4/1/2018	73,125
1,275,000		Qwest Corp., Note, 8.875%, 3/15/2012	1,265,438
725,000		Valor Telecommunications Enterprises, Sr. Note, 7.75%, 2/15/2015	709,655
		TOTAL	2,048,218
		TOTAL CORPORATE BONDS (IDENTIFIED COST $239,126,338)	158,449,340
		COMMON STOCKS--0.0%
		Consumer Products--0.0%
580	[1,4,6]	Sleepmaster LLC	6
		Media - Cable--0.0%
7,305		Virgin Media, Inc.	35,064
		Metals & Mining--0.0%
23,013	[1,4,6]	Royal Oak Mines, Inc.	429
		Other--0.0%
71	[1,4,6]	CVC Claims Litigation LLC	0
		Packaging--0.0%
3	[1,4,6]	Pliant Corp.	0
15,500	[1,4,6]	Russell Stanley Holdings, Inc.	0
		TOTAL	0
		TOTAL COMMON STOCKS (IDENTIFIED COST $1,087,729)	35,499
		WARRANT--0.0%
		Media - Non-Cable--0.0%
850	[4]	Sirius XM Radio, Inc., Warrants (IDENTIFIED COST $146,665)	374
		PREFERRED STOCK--0.1%
		Finance - Commercial--0.1%
868	[1,2]	Preferred Blocker, Inc., Series 144A, 7.00% (IDENTIFIED COST $273,345)	172,867
		REPURCHASE AGREEMENT--2.0%
$3,345,000		Interest in $1,100,000,000 joint repurchase agreement 0.25%, dated 3/31/2009 under which J.P. Morgan Securities, Inc. will repurchase securities provided as collateral for $1,100,007,639 on 4/1/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 2/1/2039 and the market value of those underlying securities was $1,122,001,529. (AT COST)	3,345,000
		TOTAL INVESTMENTS --- 96.3% (IDENTIFIED COST $243,979,077)[7]	162,003,080
		OTHER ASSETS AND LIABILITIES --- NET --- 3.7%[8]	6,220,054
		TOTAL NET ASSETS --- 100%	$168,223,134

1
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At March 31, 2009, these restricted securities amounted to $23,940,162, which represented 14.2% of total net assets.

2
Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At March 31, 2009, these liquid restricted securities amounted to $23,788,095, which represented 14.1% of total net assets.

Additional information on restricted securities, excluding securities purchased under Rule 144A, if applicable, that have been deemed liquid by the Trustees, held at March 31, 2009, is as follows:
	Security	Acquisition Date	Acquisition Cost	Market Value
	CVC Claims Litigation LLC	3/26/1997 – 6/18/1997	$ 590,616	$ ---
	Hard Rock Park Operations LLC, Sr. Secd. Note, 1.00%, 4/1/2012	3/23/2006	$ 747,143	$ 11,625
	Herbst Gaming, Inc. Sr. Sub. Note, 7.00%, 11/15/2014	11/5/2004 – 4/24/2007	$ 1,032,156	$ 6,562
	Pliant Corp.	7/18/2006	$ ---	$ ---
	Royal Oak Mines, Inc.	2/24/1999	$ 2,557	$ 429
	Russell Stanley Holdings, Inc.	2/5/1999 – 12/28/2001	$ 1,250	$ ---
	Russell Stanley Holdings, Inc., Sr. Sub Note, 9.00%, 11/30/2008	2/5/1999 – 5/15/2005	$ 729,840	$ 6,570
	Sleepmaster LLC	12/23/2004	$ ---	$ 6
	True Temper Sports, Inc., Sr. Sub. Note, 8.375%, 9/15/2011	3/3/2004-8/23/2005	$ 885,938	$ 126,875
3	On April 1, 2009, the issuer for this security did not pay its scheduled semi-annual interest payment.
4	Non-income producing security.
5	Issuer in default.
6	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Trustees.
7
At March 31, 2009, the cost of investments for federal tax purposes was $244,296,729. The net unrealized depreciation of investments for federal tax purposes was $82,293,649.  This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $337,671 and net unrealized depreciation from investments for those securities having an excess of cost over value of $82,631,320.

8	Assets, other than investments in securities, less liabilities.

Note:	The categories of investments are shown as a percentage of total net assets at March 31, 2009.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

•	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.

•	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).

•	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.

•	Shares of other mutual funds are valued based upon their reported NAVs.

•	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.

•	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund’s NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

•	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;

•
With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;

•	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and

•
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of March 31, 2009, in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices and Investments in Mutual Funds	$ 35,064
Level 2 – Other Significant Observable Inputs	161,961,011
Level 3 – Significant Unobservable Inputs	7,005
Total	$162,003,080

Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities
Balance as of January 1, 2009	$3,589,298
Realized loss	(715,134)
Change in unrealized depreciation	714,644
Net purchases (sales)	468
Transfers in and/or out of Level 3	(3,582,271)
Balance as of March 31, 2009	$7,005
The amount of total gains or losses for the year ended March 31, 2009 included in changes in net assets attributable to the change in unrealized gains or losses relating to assets still held at the reporting date.	$(490)

The following acronym is used throughout this portfolio:

PIK	--Payment in Kind

Federated International Equity Fund II

Portfolio of Investments

March 31, 2009 (unaudited)

Shares or Principal Amount			Value in U.S. Dollars
		COMMON STOCKS--90.8%
		AUSTRALIA--3.0%
		Materials--1.5%
6,800		BHP Billiton Ltd.	$151,564
		Pharmaceuticals, Biotechnology & Life Sciences--1.5%
7,000		CSL Ltd.	158,387
		TOTAL AUSTRALIA	309,951
		BRAZIL--3.5%
		Energy--1.9%
7,800	[1]	Petroleo Brasileiro SA, ADR	191,100
		Materials--1.6%
14,700		Companhia Vale Do Rio Doce, ADR	165,816
		TOTAL BRAZIL	356,916
		CANADA--8.0%
		Energy--4.1%
12,900		Nexen, Inc.	218,752
18,800		Talisman Energy, Inc.	199,064
		TOTAL	417,816
		Materials--2.2%
2,800		Potash Corp. of Saskatchewan, Inc.	226,268
		Technology Hardware & Equipment--1.7%
4,100	[1]	Research in Motion Ltd.	176,587
		TOTAL CANADA	820,671
		CHINA--1.7%
		Capital Goods--1.7%
137,000	[1]	China Railway Construction Corp.	178,943
		FINLAND--0.3%
		Technology Hardware & Equipment--0.3%
3,000		Nokia Oyj, Class A, ADR	35,010
		FRANCE--1.9%
		Food, Beverage & Tobacco--1.9%
4,000		Groupe Danone	195,252
		GERMANY, FEDERAL REPUBLIC OF--3.4%
		Diversified Financials--1.4%
2,350		Deutsche Boerse AG	141,976
		Materials--1.2%
2,770		K&S AG	128,816
		Pharmaceuticals, Biotechnology & Life Sciences--0.8%
900		Merck KGAA	79,434
		TOTAL GERMANY, FEDERAL REPUBLIC OF	350,226
		HONG KONG--3.9%
		Diversified Financials--2.0%
21,100		Hong Kong Exchanges & Clearing Ltd.	198,960
		Real Estate--1.9%
22,000		Sun Hung Kai Properties	197,496
		TOTAL HONG KONG	396,456
		IRELAND--1.0%
		Pharmaceuticals Biotechnology & Life Sciences--1.0%
6,400	[1]	ICON PLC, ADR	103,360
		ISRAEL--2.1%
		Pharmaceuticals, Biotechnology & Life Sciences--2.1%
4,800		Teva Pharmaceutical Industries Ltd., ADR	216,240
		ITALY--3.7%
		Capital Goods--1.6%
13,200		Finmeccanica SpA	164,230
		Energy--2.1%
11,150		ENI SpA	214,676
		TOTAL ITALY	378,906
		JAPAN--7.6%
		Capital Goods--1.7%
15,800		Komatsu Ltd.	175,260
		Consumer Durables & Apparel--2.5%
11,000		Panasonic Corp.	120,882
4,600		Shimano, Inc.	140,117
		TOTAL	260,999
		Food, Beverage & Tobacco--1.6%
61		Japan Tobacco, Inc.	162,908
		Retailing--1.4%
3,660		Yamada Denki	142,384
		Technology Hardware & Equipment--0.4%
800		Nidec Corp.	36,286
		TOTAL JAPAN	777,837
		MEXICO--1.8%
		Media--1.8%
13,300		Grupo Televisa SA, GDR	181,412
		NETHERLANDS--5.6%
		Food Beverage & Tobacco--1.2%
5,950		Unilever NV	117,627
		Pharmaceuticals, Biotechnology & Life Sciences--0.9%
6,000	[1]	Qiagen NV	95,760
		Semiconductors & Semiconductor Equipment--1.9%
10,700	[1]	ASM Lithography Holding NV	189,405
		Telecommunication Services--1.6%
12,600		Koninklijke KPN NV	168,503
		TOTAL NETHERLANDS	571,295
		NORWAY--2.0%
		Materials--2.0%
9,200		Yara International ASA	202,625
		PORTUGAL--1.8%
		Energy--1.8%
15,921		Galp Energia SGPS SA	190,058
		SINGAPORE--1.7%
		Diversified Financials--1.7%
51,000		Singapore Exchange Ltd.	171,201
		SPAIN--5.3%
		Pharmaceuticals, Biotechnology & Life Sciences--1.1%
8,000		Grifols SA	115,396
		Software & Services--1.0%
5,366		Indra Sistemas SA	103,445
		Telecommunication Services--1.9%
9,800		Telefonica SA	195,726
		Utilities--1.3%
9,000		Enagas	127,658
		TOTAL SPAIN	542,225
		SWITZERLAND--14.5%
		Capital Goods--2.4%
17,700		ABB Ltd.	246,959
		Consumer Durables & Apparel--1.5%
9,900		Compagnie Financiere Richemont SA, Class A	154,179
		Food, Beverage & Tobacco--3.4%
10,320		Nestle SA	349,327
		Health Care Equipment & Services--1.1%
1,300		Alcon, Inc.	118,183
		Pharmaceuticals, Biotechnology & Life Sciences--6.1%
2,320	[1]	Actelion Ltd.	105,937
4,300		Novartis AG, ADR	162,669
2,615		Roche Holding AG	359,025
		TOTAL	627,631
		TOTAL SWITZERLAND	1,496,279
		TAIWAN, PROVINCE OF CHINA--3.5%
		Semiconductors & Semiconductor Equipment--2.0%
23,200		Taiwan Semiconductor Manufacturing Co., ADR	207,640
		Technology Hardware & Equipment--1.5%
12,700		High Tech Computer Corp.	157,226
		TOTAL TAIWAN, PROVINCE OF CHINA	364,866
		UNITED KINGDOM--14.5%
		Banks--1.6%
26,400		HSBC Holdings PLC	149,451
9,040	[1]	HSBC Holdings PLC, Rights	18,289
		TOTAL	167,740
		Capital Goods--1.4%
14,600		Smiths Group PLC	139,846
		Commercial & Professional Services--1.5%
29,500		Serco Group PLC	154,783
		Food Beverage & Tobacco--6.0%
6,650		British American Tobacco PLC	153,981
16,000		Diageo PLC	180,664
12,450		Imperial Tobacco Group PLC	279,608
		TOTAL	614,253
		Household & Personal Products--1.1%
2,900		Reckitt Benckiser PLC	109,141
		Media--1.4%
20,300		Reed Elsevier PLC	145,668
		Telecommunication Services--1.5%
90,100		Vodafone Group PLC	157,405
		TOTAL UNITED KINGDOM	1,488,836
		TOTAL COMMON STOCKS (IDENTIFIED COST $11,981,123)	9,328,565
		PREFERRED STOCKS--2.6%
		BRAZIL--1.6%
		Banks--1.6%
15,300		Banco Itau Holding Financeira SA Pfd., R$0.144 Annual Dividend	169,176
		GERMANY, FEDERAL REPUBLIC OF--1.0%
		Health Care Equipment & Services--1.0%
2,200		Fresenius SE, Pfd., $0.941 Annual Dividend	101,101
		TOTAL PREFERRED STOCKS (IDENTIFIED COST $348,879)	270,277
		EXCHANGE-TRADED MUTUAL FUND--3.6%
47,000		iShares MSCI Japan (IDENTIFIED COST $382,223)	371,770
		REPURCHASE AGREEMENT--2.0%
$204,000		Interest in $1,100,000,000 joint repurchase agreement 0.25%, dated 3/31/2009, under which J.P. Morgan Securities, Inc. will repurchase securities provided as collateral for $1,100,007,639 on 4/1/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 2/1/2039 and the market value of those underlying securities was $1,122,001,529. (AT COST)	204,000
		TOTAL INVESTMENTS---99.0% (IDENTIFIED COST $12,916,225)[2]	10,174,612
		OTHER ASSETS AND LIABILITIES---NET—1.0%[3]	103,395
		TOTAL NET ASSETS---100%	$10,278,007

At March 31, 2009, the Fund had outstanding foreign exchange contracts as follows:

Settlement Date	Foreign Currency Units To Deliver/Receive	In Exchange For	Contracts at Value	Unrealized Depreciation
Contracts Purchased:
4/1/2009	3,651,970 Japanese Yen	$37,182	$36,831	$(351)
Contracts Sold:
4/1/2009	33,680 Swiss Franc	$29,234	$29,554	$(321)
UNREALIZED DEPRECIATION ON FOREIGN EXCHANGE CONTRACTS				$(672)

Unrealized Depreciation on Foreign Exchange Contracts is included in “Other Assets and Liabilities – Net”.
1	Non-income producing security.
2
At March 31, 2009, the cost of investments for federal tax purposes was $12,916,225. The net unrealized depreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from changes in foreign currency exchange rates and outstanding foreign exchange contracts was $2,741,613. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $225,298 and net unrealized depreciation from investments for those securities having an excess of cost over value of $2,966,911.

3	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at March 31, 2009.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

•	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
•
Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the "Trustees").

•	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
•	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
•	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
•	Shares of other mutual funds are valued based upon their reported NAVs.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund’s NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions.  Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation).  Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation).  The Fund normally uses bid evaluations for U.S. Treasury and Agency securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

•	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;

•
With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;

•	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and

•
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of March 31, 2009, in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 – Quoted Prices and Investments in Mutual Funds	$2,857,096	$(672)
Level 2 – Other Significant Observable Inputs	7,317,516	--
Level 3 – Significant Unobservable Inputs	--	--
Total	$10,174,612	$(672)

* Other financial instruments include foreign exchange contracts.

The following acronyms are used throughout this portfolio:

ADR	--American Depositary Receipt
GDR	--Global Depositary Receipt

Federated Kaufmann Fund II

Portfolio of Investments

March 31, 2009 (unaudited)

Shares or Principal Amount	Value

		COMMON STOCKS—69.9%
		Consumer Discretionary--1.9%
20,310	[1]	ATA, Inc., ADR	$87,333
4,100	[1,2,3]	B2W Companhia Global Do Varejo, GDR	76,260
63,500		Belle International Holdings	32,299
45,821		Bharat Forge Ltd.	88,719
44,400	[1]	Cia Hering	126,324
12,443	[1]	Dolan Media Co.	97,926
8,192	[1]	Educomp Solutions Ltd.	335,594
143,300	[1]	Le Lis Blanc Deux Com e Confeccoes de Roupas SA	183,468
40,298		National CineMedia, Inc.	531,128
1,500	[1]	New Oriental Education & Technology Group, Inc., ADR	75,375
32,800	[1]	New World Department Store China	14,265
2,900		Orient-Express Hotel Ltd.	11,890
57,150		Parkson Retail Group Ltd.	58,562
400,000	[1]	REXLot Holdings Ltd.	12,664
15,950	[1]	SEB - Sistema Educacional Brasileiro SA	54,043
		TOTAL	1,785,850
		Consumer Staples--2.0%
1,700		Costco Wholesale Corp.	78,744
21,100	[1]	Heckmann Corp.	101,702
100,400	[1]	Hypermarcas SA	733,605
27,500		Philip Morris International, Inc.	978,450
		TOTAL	1,892,501
		Energy—2.9%
57,000	[1]	Atlas Acquisition Holdings Corp.	537,510
86,000	[1]	Dresser-Rand Group, Inc.	1,900,600
6,700	[1]	IHS, Inc., Class A	275,906
838	[1]	Southwestern Energy Co.	24,880
		TOTAL	2,738,896
		Financials--10.7%
13,500		Ace Ltd.	545,400
2,244	[1]	Alleghany Corp.	607,742
16,800		Annaly Capital Management, Inc.	233,016
13,800		Axis Capital Holdings Ltd.	311,052
64,800		Bank of America Corp.	441,936
3,400		Blackrock, Inc.	442,136
140,650	[1]	Brasil Brokers Participacoes	67,907
27,700		Brookfield Asset Management, Inc., Class A	381,706
37,342	[1]	CB Richard Ellis Services, Inc.	150,488
246,500		Chimera Investment Corp.	828,240
8,400		Goldman Sachs Group, Inc.	890,568
7,200		Greenhill & Co., Inc.	531,720
22,696		Housing Development Finance Corp. Ltd.	634,951
63,600		J.P. Morgan Chase & Co.	1,690,488
14,000		Loews Corp.	309,400
22,200	[1]	MBF Healthcare Acquisition Corp.	181,152
37,666		Power Finance Corp.	107,939
33,238		Rural Electrification Corp. Ltd.	63,263
91,796		Wells Fargo & Co.	1,307,175
16,600		Willis Group Holdings Ltd.	365,200
		TOTAL	10,091,479
		Health Care—25.9%
10,900		Abbott Laboratories	519,930
163,440	[1]	Alkermes, Inc.	1,982,527
21,000		Allergan, Inc.	1,002,960
13,050	[1]	Amylin Pharmaceuticals, Inc.	153,337
15,000	[1]	Anadys Pharmaceuticals, Inc.	101,850
172,700	[1,4]	Arena Pharmaceuticals, Inc.	519,827
19,036	[1]	Athenahealth, Inc.	458,958
50,500	[1]	Auxilium Pharmaceutical, Inc.	1,399,860
54,273	[1]	BioMarin Pharmaceutical, Inc.	670,271
1,850		Bristol-Myers Squibb Co.	40,552
33,200	[1]	CardioNet, Inc.	931,592
3,276	[1]	Chindex International, Inc.	16,282
40,600	[1,4]	Conceptus, Inc.	477,050
127,900	[1]	Cubist Pharmaceuticals, Inc.	2,092,444
14,416	[1]	Cypress Biosciences, Inc.	102,498
3,000	[1]	DaVita, Inc.	131,850
81,800	[1]	Dexcom, Inc.	338,652
39,652		Dishman Pharmaceuticals & Chemicals Ltd.	77,395
8,290	[1]	Durect Corp.	18,487
124,600	[1]	Dyax Corp.	312,746
156,013	[1]	Endologix, Inc.	327,627
61,699	[1]	Epigenomics AG	149,247
7,880		Hikma Pharmaceuticals PLC	40,835
67,400	[1]	Illumina, Inc.	2,509,976
42,900	[1]	Insulet Corp.	175,890
126,000	[1]	Isis Pharmaceuticals, Inc.	1,891,260
29,327	[1]	Masimo Corp.	849,896
41,800	[1]	Momenta Pharmaceuticals, Inc.	460,218
47,183	[1]	Monogram Biosciences, Inc.	119,845
15,100	[1]	Mylan Laboratories, Inc.	202,491
14,550	[1]	Nektar Therapeutics	78,425
50,448	[1]	Neurocrine Biosciences, Inc.	179,090
60,600	[1]	OSI Pharmaceuticals, Inc.	2,318,556
16,800	[1]	Orexigen Therapeutics, Inc.	43,848
75,975	[1]	Orthovita, Inc.	203,613
31,892		Piramal Healthcare Ltd.	121,320
58,000	[1]	Progenics Pharmaceuticals, Inc.	382,220
27,186	[1]	Protalix Biotherapeutics, Inc.	54,372
5,700	[1]	Regeneron Pharmaceuticals, Inc.	79,002
16,100	[1]	Repligen Corp.	77,119
8,400	[1]	ResMed, Inc.	296,856
34,500		Schering Plough Corp.	812,475
43,700	[1]	Seattle Genetics, Inc.	430,882
2,264	[1]	Sequenom, Inc.	32,194
25,558	[1]	Vical, Inc.	49,071
103,400	[1]	Warner Chilcott Ltd., Class A	1,087,768
18,185	[1]	WuXi PharmaTech Cayman, Inc., ADR	82,378
		TOTAL	24,405,542
		Industrials—8.2%
5,000	[1]	Aecom Technology Corp.	130,400
29,945		Asea Brown Boveri Ltd.	252,838
19,645		Bharat Heavy Electricals Ltd.	588,293
25,100		CLARCOR, Inc.	632,269
7,761	[1]	CoStar Group, Inc.	234,770
6,100	[1]	Copart, Inc.	180,926
20,322		Crompton Greaves Ltd.	49,919
3,365		Cummins, Inc.	85,639
82,956	[1]	Delta Air Lines, Inc.	467,042
3,900		Expeditors International Washington, Inc.	110,331
14,700	[1,4]	First Solar, Inc.	1,950,690
3,500		Grainger (W.W.), Inc.	245,630
9,200	[1]	Iron Mountain, Inc.	203,964
168,400	[1]	Jet Blue Airways Corp.	614,660
2,450		Landstar System, Inc.	82,002
51,275		Max India Ltd.	98,921
5,250		Precision Castparts Corp.	314,475
13,500	[1]	Quanta Services, Inc.	289,575
50,500	[1]	Ryanair Holdings PLC, ADR	1,167,055
		TOTAL	7,699,399
		Information Technology—6.3%
5,300	[1]	Amdocs Ltd.	98,156
18,900	[1]	Blackboard, Inc.	599,886
12,700	[1]	Ceragon Networks Ltd.	53,975
50,500	[1]	Comverse Technology, Inc.	289,870
3,400	[1]	DST Systems, Inc.	117,708
10,100		Lender Processing Services	309,161
10,300	[1]	ManTech International Corp., Class A	431,570
8,200		Mastercard, Inc.	1,373,336
14,800		Microchip Technology, Inc.	313,612
15,100	[1]	Microsemi Corp.	175,160
33,100	[1]	NIC, Inc.	172,120
52,400	[1]	ON Semiconductor Corp.	204,360
7,500	[1]	Oracle Corp.	135,525
7,521	[1]	Parametric Technology Corp.	75,060
16,100	[1]	RADWARE Ltd.	93,702
36,600	[1]	Redecard SA	442,561
235		Samsung Electronics Co.	97,058
24,445	[1]	Solera Holdings, Inc.	605,747
22,900	[1]	TNS, Inc.	187,322
51,054	[1]	Telecity Group PLC	155,227
6,700	[1]	ValueClick, Inc.	57,017
		TOTAL	5,988,133
		Materials--6.4%
12,800		Ecolab, Inc.	444,544
514,900	[1]	Huabao International Holdings Ltd.	425,912
10,950	[1]	Intrepid Potash, Inc.	202,028
585,400	[1]	Lee & Man Paper Manufacturing Ltd.	332,426
8,400		Monsanto Co.	698,040
15,950	[1]	Mosaic Co./The	669,581
20,500		Newmont Mining Corp.	917,580
671,400		Nine Dragons Paper Holdings Ltd.	254,822
20,550		Potash Corp. of Saskatchewan, Inc.	1,660,646
16,800		Sociedad Quimica Y Minera de Chile, ADR	446,208
		TOTAL	6,051,787
		Telecommunication Services--2.0%
53,165	[1]	Bharti Airtel Ltd.	656,062
6,650		CenturyTel, Inc.	186,998
24,400		NTELOS Holdings Corp.	442,616
57,300	[1]	TW Telecom, Inc.	501,375
1,339		Tulip Telecom Ltd.	9,232
8,000		Windstream Corp.	64,480
		TOTAL	1,860,763
		Utilities--3.6%
41,600		American Water Works Co., Inc.	800,384
2,172	[1]	BF Utilities Ltd.	13,709
54,200	[1]	China Resources Power Holdings Co. Ltd.	113,390
17,100		Dominion Resources, Inc.	529,929
27,242	[1,2,3]	EDP Renovaveis SA	222,697
22,100		ITC Holdings Corp.	964,002
24,650		Northeast Utilities Co.	532,194
11,150		Xcel Energy, Inc.	207,725
		TOTAL	3,384,030
		TOTAL COMMON STOCKS (IDENTIFIED COST $71,405,555)	65,898,380
		WARRANTS—0.0%
		Health Care--0.0%
1,900	[1]	Avalon Pharmaceuticals, Inc., Warrants	27
7,909	[1]	Cyclacel Pharmaceuticals, Inc., Warrants	187
12,443	[1]	Favrille, Inc., Warrants	6
4,658	[1]	Favrille, Inc., Warrants	4
2,350	[1]	Pharmacopeia, Inc., Warrants	397
43,642	[1]	Vasogen, Inc., Warrants	54
		TOTAL WARRANTS (IDENTIFIED COST $2,169)	675
		CORPORATE BONDS--4.0%
		Consumer Discretionary--0.6%
$16,000		Best Buy Co., Inc., Conv. Bond, 2.25%, 1/15/2022	15,800
100,000		Brown Shoe Co., Inc., Company Guarantee, 8.75%, 5/1/2012	81,500
65,400		D. R. Horton, Inc., Company Guarantee, 4.875%, 1/15/2010	63,929
28,774		GameStop Corp., Company Guarantee, 8.00%, 10/1/2012	29,206
89,000		Johnson Controls, Inc., Conv. Bond, 6.50%, 9/30/2012	114,605
73,000		Limited Brands, Inc., Sr. Unsecd. Note, 6.125%, 12/1/2012	56,652
62,000		Penn National Gaming, Inc., Company Guarantee, 6.875%, 12/1/2011	59,985
72,000		TJX Cos., Inc., Conv. Sub., 0.000%, 2/13/2021	64,183
58,000		Warnaco Group, Inc., Sr. Note, 8.875%, 6/15/2013	54,665
		TOTAL	540,525
		Energy--0.2%
58,000		Sesi LLC, 1.50%, 12/15/2026	42,055
77,000		Transocean Ltd., Conv. Bond, (Series A), 1.625%, 12/15/2037	70,697
77,000		Transocean Ltd., Conv. Bond, (Series B), 1.50%, 12/15/2037	66,196
		TOTAL	178,948
		Financials--0.2%
72,000		Boston Properties LP, Conv. Bond, 2.875%, 2/15/2037	57,345
105,000		Washington Reit, Conv. Bond, 3.875%, 9/15/2026	89,733
47,000		Washington Reit, Conv. Bond, (Series 1), 3.875%, 9/15/2026	40,166
		TOTAL	187,244
		Health Care--0.8%
157,000		CONMED Corp., Conv. Sr. Sub. Note, 2.50%, 11/15/2024	124,213
48,000		Charles River Laboratories International, Inc., 2.25%, 6/15/2013	39,557
30,000		Chemed Corp., Conv. Bond, 1.875%, 5/15/2014	21,790
56,000		Cubist Pharmaceuticals, Inc., 2.25%, 6/15/2013	44,998
354,000	[2,3]	Insulet Corp., Sr. Conv. Note, 5.375%, 6/15/2013	127,783
200,000	[2,3]	Isis Pharmaceuticals, Inc., Conv. Bond, 2.625%, 2/15/2027	226,352
89,500		Nektar Therapeutics, Conv. Bond, 3.25%, 9/28/2012	59,797
103,000		Wright Medical Group, Inc., 2.625%, 12/1/2014	69,762
		TOTAL	714,252
		Industrials--0.8%
75,000		Charles River Associates, Inc., Conv. Bond, 2.875%, 6/15/2034	61,502
150,000		Griffon Corp., 4.00%, 7/18/2023	141,739
50,000		Ingersoll-Rand Co., Ltd., 4.500%, 4/15/2012	50,000
100,000		Ingersoll-Rand Global Holding Co., 9.500%, 4/15/2014	99,992
120,000		Iron Mountain, Inc., Company Guarantee, 8.625%, 4/1/2013	120,600
221,000		Quanta Services, Inc., Conv. Bond, 3.75%, 4/30/2026	244,724
73,000		School Specialty, Inc., Conv. Bond, 3.75%, 11/30/2026	48,870
		TOTAL	767,427
		Information Technology--1.2%
78,000		Arris Group, Inc., Conv. Bond, 2.00%, 11/15/2026	59,338
265,000	[2,3]	BearingPoint, Inc., Conv. Bond, 5.00%, 4/15/2025	9,275
75,000		Comverse Technology, Inc., Conv. Bond, 0.000%, 5/15/2023	74,259
113,000		DST Systems, Inc., Conv. Bond, (Series A), 8/15/2023	109,673
33,000		Diodes, Inc., 2.25%, 10/1/2026	25,748
29,000		EarthLink Network, Inc., Conv. Bond, 3.25%, 11/16/2026	27,927
124,000		FEI Co., 2.875%, 6/1/2013	103,565
96,000		Flextronics International Ltd., Conv. Bond, 1.00%, 8/1/2010	89,202
57,000		GSI Commerce, Inc., Conv. Bond, 3.00%, 6/1/2025	51,027
74,000		Lawson Software Inc., 2.50%, 4/15/2012	60,174
74,900		Maxtor Corp., Conv. Bond, 6.80%, 4/30/2010	72,513
199,000	[2,3]	Netapp, Inc. , Conv. Bond, 1.75%, 6/13/2013	165,033
68,000		SPM Group, Inc., Conv. Bond, 2.50%, 3/15/2012	60,920
119,000		Safeguard Scientifics, Inc., 2.625%, 3/15/2024	88,377
15,000		Sandisk Corp., Conv. Bond, 1.00%, 5/15/2013	9,071
76,000		Symantec Corp., Conv. Bond, 0.75%, 6/15/2011	75,226
84,644		Tech Data Corp., Conv. Bond, 2.75%, 12/15/2026	74,561
		TOTAL	1,155,889
		Materials--0.1%
105,000		Buckeye Technologies, Inc., Sr. Sub. Note, 8.00%, 10/15/2010	100,800
45,000	[2,3]	Shengdatech, Inc., Conv. Bond, 6.00%, 6/1/2018	22,696
		TOTAL	123,496
		Utilities--0.1%
44,000		Aquila, Inc., Sr. Unsecd. Note, 7.95%, 2/1/2011	43,803
24,000		Exelon Corp., 6.75%, 5/1/2011	24,332
		TOTAL	68,135
		TOTAL CORPORATE BONDS (IDENTIFIED COST $4,050,254)	3,735,916
		CORPORATE NOTES--0.4%
		Health Care--0.0%
22,000	[2,3]	Bellus Health, Inc., Conv. Bond, 6.00%, 11/15/2026	4,400
		Information Technology--0.2%
217,000		Blackboard, Inc., Conv. Bond, 3.25%, 7/1/2027	201,532
		Materials--0.2%
117,000		Newmont Mining Corp., Conv. Note, 3.00%, 2/15/2012	145,044
		TOTAL CORPORATE NOTES (IDENTIFIED COST $300,396)	350,976
		PREFERRED STOCKS--1.7%
		Consumer Discretionary--0.4%
6,000		Autoliv, Inc., Conv. Pfd.	171,480
2,900		Johnson Controls, Inc., Conv. Pfd.	184,701
		TOTAL	356,181
		Financials--0.8%
2,900		Alleghany Corp., Conv. Pfd., $15.21 Annual Dividend	744,117
		Health Care--0.5%
600		Mylan Laboratories, Inc., Conv. Pfd., Pfd., $65.00 Annual Dividend	511,464
		TOTAL PREFERRED STOCKS (IDENTIFIED COST $1,609,835)	1,611,762
		U.S. TREASURY--0.1%
		U. S. Treasury Bill—0.1%
150,000	[5]	0.195, 7/2/2009 (IDENTIFIED COST $149,896)	149,922
		REPURCHASE AGREEMENTS—25.8%
21,762,000		Interest in $1,100,000,000 joint repurchase agreement 0.25%, dated 3/31/2009 under which J.P. Morgan Securities, Inc. will repurchase securities provided as collateral for $1,100,007,639 on 4/1/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 2/1/2039 and the market value of those underlying securities was $1,122,001,529.	21,762,000
1,608,000		Interest in $1,100,000,000 joint repurchase agreement 0.25%, dated 3/31/2009 under which Bank of America, N.A. will repurchase securities provided as collateral for $1,100,007,639 on 4/1/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 2/1/2038 and the market value of those underlying securities was $1,122,007,792 (purchased with proceeds from securities lending collateral).	1,608,000
1,000,000		Interest in $1,100,000,000 joint repurchase agreement 0.25%, dated 3/31/2009 under which J.P. Morgan Securities, Inc. will repurchase securities provided as collateral for $1,100,007,639 on 4/1/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 2/1/2039 and the market value of those underlying securities was $1,122,001,529 (purchased with proceeds from securities lending collateral).	1,000,000
		TOTAL REPURCHASE AGREEMENTS (AT COST)	24,370,000
		TOTAL INVESTMENTS—101.9% (IDENTIFIED COST $101,888,105)[6]	96,117,631
		OTHER ASSETS AND LIABILITIES – NET–(1.9)%[7]	(1,806,671)
		TOTAL NET ASSETS--100%	$94,310,960

SCHEDULE OF SECURITIES SOLD SHORT
8,700	Time Warner Cable, Inc. (Proceeds $216,745)	$215,760

At March 31, 2009, the Fund had the following outstanding long futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation
1S&P 500 Index Futures	5	$993,500	June 2009	$57,800

1	Non-income producing security.
2
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At March 31, 2009, these restricted securities amounted to $854,496, which represented 0.9% of total net assets.

3
Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At March 31, 2009, these liquid restricted securities amounted to $854,496, which represented 0.9% of total net assets.

4	All or a portion of this security is temporarily on loan to unaffiliated broker/dealers.
As of March 31, 2009, securities subject to this type of arrangement and related collateral were as follows:
	Market Value of Securities Loaned	Market Value of Collateral
	$2,276,300	$2,608,000
5	Pledged as collateral to ensure the fund is able to satisfy the obligations of its outstanding long futures contracts.
6
At March 31, 2009, the cost of investments for federal tax purposes was $101,888,105. The net unrealized depreciation of investments for federal tax purposes excluding any unrealized appreciation resulting from futures contracts was $5,770,474. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $8,448,604 and net unrealized depreciation from investments for those securities having an excess of cost over value of $14,219,078.

7	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at March 31, 2009.

Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
•	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
•	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
•	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
•	Shares of other mutual funds are valued based upon their reported NAVs.
•	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
•	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund’s NAV.

Fair Valuation and Significant Events Procedures
The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
•	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
•
With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;

•	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
•
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of March 31, 2009, in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 – Quoted Prices and Investments in Mutual Funds	$62,502,584	$57,800
Level 2 – Other Significant Observable Inputs	33,615,047	---
Level 3 – Significant Unobservable Inputs	---	---
Total	$96,117,631	$57,800

*Other financial instruments include futures contracts

The following acronyms are used throughout this portfolio:

ADR	--American Depositary Receipt
GDR	--Global Depository Receipt
REIT	--Real Estate Investment Trust

Federated Market Opportunity Fund II

Portfolio of Investments

March 31, 2009 (unaudited)

Shares or Principal Amount			Value
		COMMON STOCKS—37.9%
		Consumer Staples--1.1%
3,900		Bunge Ltd.	$220,935
		Energy--12.6%
15,500		BJ Services Co.	154,225
2,100		Baker Hughes, Inc.	59,955
4,800	[1]	Cameron International Corp.	105,264
10,700		Chesapeake Energy Corp.	182,542
8,600		Cimarex Energy Co.	158,068
2,100		Devon Energy Corp.	93,849
1,500		Diamond Offshore Drilling, Inc.	94,290
10,400		ENSCO International, Inc.	274,560
12,600		Enerplus Resources Fund	206,262
3,400		Helmerich & Payne, Inc.	77,418
7,600		Noble Corp.	183,084
6,000		Patterson-UTI Energy, Inc.	53,760
15,150		Penn West Energy Trust	143,774
22,500		Rowan Cos., Inc.	269,325
4,400		Schlumberger Ltd.	178,728
9,900	[1]	Stone Energy Corp.	32,967
15,100	[1]	Unit Corp.	315,892
		TOTAL	2,583,963
		Financials--3.1%
2,000		Avalonbay Communities, Inc.	94,120
8,335		HCP, Inc.	148,780
8,900		Healthcare Realty Trust, Inc.	133,411
6,000		Nationwide Health Properties, Inc.	133,140
5,300		Ventas, Inc.	119,833
		TOTAL	629,284
		Industrials--5.3%
9,300		ABB Ltd., ADR	129,642
17,100	[1]	AGCO Corp.	335,160
5,600	[1]	Ceradyne, Inc.	101,528
3,600		Chicago Bridge & Iron Co., N.V.	22,572
12,000		Chiyoda Corp.	65,105
8,500		Komatsu Ltd.	94,286
21,000		Singapore Airlines Ltd.	138,177
13,800	[1]	Terex Corp.	127,650
8,700		Trinity Industries, Inc.	79,518
		TOTAL	1,093,638
		Information Technology--0.7%
8,500		Microsoft Corp.	156,145
		Materials--14.4%
17,100		Barrick Gold Corp.	554,382
5,300		Cia de Minas Buenaventura SA, Class B, ADR	127,094
15,800		Goldcorp, Inc., Class A	526,456
18,200	[1]	Intrepid Potash, Inc.	335,790
17,700		Kinross Gold Corp.	316,299
4,200		Newmont Mining Corp.	187,992
14,100	[1]	Pan American Silver Corp.	245,622
8,800	[1]	Silver Wheaton Corp.	72,424
8,531		Vedanta Resources PLC	82,464
55,200		Yamana Gold, Inc.	510,600
		TOTAL	2,959,123
		Utilities--0.7%
6,900		Veolia Environment	143,787
		TOTAL COMMON STOCKS (IDENTIFIED COST $8,366,718)	7,786,875
		EXCHANGE-TRADED FUND--1.4%
4,300		iShares iBoxx High Yield Corporate Bond Fund (IDENTIFIED COST $277,876)	291,540
		PURCHASED PUT OPTIONS--7.2%
483	[1]	Consumer Discretionary Select Sector SPDR Fund, Strike Price $22, Expiration Date 6/20/2009	154,560
24	[1]	IBM Corp., Strike Price $110, Expiration Date 7/18/2009	39,480
276	[1]	iShares Russell 2000 Index Fund, Strike Price $50, Expiration Date 6/30/2009	254,610
133	[1]	iShares Russell 2000 Index Fund, Strike Price $55, Expiration Date 6/30/2009	179,550
204	[1]	iShares, Inc., Strike Price $35, Expiration Date 6/20/2009	165,240
111	[1]	Midcap SPDR Trust Series 1, Strike Price $110, Expiration Date 6/20/2009	252,525
568	[1]	Powershares QQQ NASDAQ 100 Shares, Strike Price $34, Expiration Date 6/20/2009	261,280
50	[1]	S&P Depositary Receipts Trust, Strike Price $100, Expiration Date 6/20/2009	106,500
40	[1]	S&P Depositary Receipts Trust, Strike Price $95, Expiration Date 6/20/2009	67,300
		TOTAL PURCHASED PUT OPTIONS (IDENTIFIED COST $1,488,390)	1,481,045
		U.S. TREASURY--4.9%
		U.S. Treasury Bill—4.9%
1,000,000	[2]	1.021%, 4/16/2009 (IDENTIFIED COST $999,575)	999,958
		REPURCHASE AGREEMENTS--46.2%
$4,508,000		Interest in $1,100,000,000 joint repurchase agreement 0.25%, dated 3/31/2009 under which Bank of America N.A. will repurchase securities provided as collateral for $1,100,007,639 on 4/1/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 2/1/2038 and the market value of those underlying securities was $1,122,007,792.	4,508,000
5,000,000		Interest in $1,100,000,000 joint repurchase agreement 0.25%, dated 3/31/2009 under which J.P. Morgan Securities, Inc. will repurchase securities provided as collateral for $1,100,007,639 on 4/1/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 2/1/2039 and the market value of those underlying securities was $1,122,001,529.	5,000,000
		TOTAL REPURCHASE AGREEMENTS (AT COST)	9,508,000
		TOTAL INVESTMENTS --- 97.6% (IDENTIFIED COST $20,640,559)[3]	20,067,418
		OTHER ASSETS AND LIABILITIES --- NET --- 2.4%[4]	493,322
		TOTAL NET ASSETS --- 100%	$20,560,740

At March 31, 2009, the Fund had outstanding foreign exchange contracts as follows:
Settlement Date	Foreign Currency Units to Deliver/Receive	In Exchange For	Unrealized Appreciation/ (Depreciation)
Contracts Purchased:
6/23/2009	229,600 Australian Dollar	$13,833,974 Japanese Yen	$ 11,248
6/23/2009	460,000 Australian Dollar	$27,317,100 Japanese Yen	$ 22,536
6/23/2009	218,000 Australian Dollar	$13,013,510 Japanese Yen	$ 10,680
6/12/2009	4,770,333 Norway Kroner	$680,436 U.S. Dollar	$ 27,635
6/23/2009	450,000 Australian Dollar	$307,800 U.S. Dollar	$ 3,461
6/23/2009	33,633,600 Japanese Yen	$490,000 Australian Dollar	$ (480)
6/23/2009	62,225,900 Japanese Yen	$1,100,000 New Zealand Dollar	$ (9,202)
6/23/2009	1,100,000 New Zealand Dollar	$54,215,700 Japanese Yen	$ 65,932
Contracts Sold:
4/1/2009	76,317 Pound Sterling	$108,339 U.S. Dollar	$ (1,164)
4/1/2009	517,367 Japanese Yen	$5,267 U.S. Dollar	$ 41
6/23/2009	490,000 Australian Dollar	$33,633,600 Japanese Yen	$ 1,786
6/23/2009	13,833,974 Japanese Yen	$229,600 Australian Dollar	$ 7,621
6/23/2009	27,317,100 Japanese Yen	$460,000 Australian Dollar	$ 19,305
6/23/2009	13,013,510 Japanese Yen	$218,000 Australian Dollar	$ 8,465
6/23/2009	54,215,700 Japanese Yen	$1,100,000 New Zealand Dollar	$ 9,809
6/23/2009	4,806,120 Japanese Yen	$49,339 U.S. Dollar	$ 721
6/23/2009	3,204,080 Japanese Yen	$33,365 U.S. Dollar	$ 953
6/23/2009	1,100,000 New Zealand Dollar	$62,225,900 Japanese Yen	$ 14,490
NET UNREALIZED APPRECIATION ON FOREIGN EXCHANGE CONTRACTS			$ 193,837

Net Unrealized Appreciation on Foreign Exchange Contracts is included in “Other Assets and Liabilities – Net”.

1	Non-income producing security.
2	Discount rate at time of purchase.
3
At March 31, 2009, the cost of investments for federal tax purposes was $20,640,559. The net unrealized depreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from changes in foreign currency exchange rates and outstanding foreign exchange contracts was $573,141. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $822,372 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,395,513.

4	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at March 31, 2009.

Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
•
Equity securities (including shares of exchange-traded funds) listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.

•
Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).

•	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
•	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
•	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
•	Shares of other mutual funds are valued based upon their reported NAVs.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund’s NAV.

Fair Valuation and Significant Events Procedures
The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees. The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

•	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;

•
With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;

•	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
•
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of March 31, 2009, in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 – Quoted Prices and Investment in Mutual Funds	$ 9,035,641	$ (1,123)
Level 2 – Other Significant Observable Inputs	11,031,777	194,960
Level 3 – Significant Unobservable Inputs	---	---
Total	$ 20,067,418	$ 193,837

* Other financial instruments include foreign exchange contracts.

The following acronym is used throughout this portfolio:

ADR	--American Depositary Receipt

Federated Mid Cap Growth Strategies Fund II

Portfolio of Investments

March 31, 2009 (unaudited)

Shares	Value

		COMMON STOCKS--96.3%
		Consumer Discretionary--14.7%
4,300		Advance Auto Parts, Inc.	$176,644
1,600	[1]	Apollo Group, Inc., Class A	125,328
800	[1]	AutoZone, Inc.	130,096
3,100	[1]	Bed Bath & Beyond, Inc.	76,725
3,200		Best Buy Co., Inc.	121,472
9,300	[1]	Coach, Inc.	155,310
3,726	[1]	DISH Network Corp., Class A	41,396
5,000		Darden Restaurants, Inc.	171,300
3,400	[1]	Gymboree Corp.	72,590
7,800	[1]	Kohl's Corp.	330,096
8,900		Mattel, Inc.	102,617
2,900		Nordstrom, Inc.	48,575
2,600		Sherwin-Williams Co.	135,122
2,900		Starwood Hotels & Resorts Worldwide, Inc.	36,830
9,600		TJX Cos., Inc.	246,144
7,900		Yum! Brands, Inc.	217,092
		TOTAL	2,187,337
		Consumer Staples--3.4%
4,700		Avon Products, Inc.	90,381
2,800		Clorox Corp.	144,144
3,500	[1]	Energizer Holdings, Inc.	173,915
2,800		H.J. Heinz Co.	92,568
		TOTAL	501,008
		Energy--9.2%
7,581	[1]	CNX Gas Corp.	179,746
6,700		CONSOL Energy, Inc.	169,108
2,600	[1]	Cameron International Corp.	57,018
6,200		Chesapeake Energy Corp.	105,772
1,800		Hess Corp.	97,560
1,100		Murphy Oil Corp.	49,247
3,100		Noble Corp.	74,679
8,531	[1]	Petrohawk Energy Corp.	164,051
5,100		Range Resources Corp.	209,916
5,400		Smith International, Inc.	115,992
3,500	[1]	Southwestern Energy Co.	103,915
1,600	[1]	Whiting Petroleum Corp.	41,360
		TOTAL	1,368,364
		Financials--4.1%
10,100		Annaly Capital Management, Inc.	140,087
1,600		Bank of Hawaii Corp.	52,768
6,100		Comerica, Inc.	111,691
1,400		Cullen Frost Bankers, Inc.	65,716
1,600		Northern Trust Corp.	95,712
3,500		PNC Financial Services Group	102,515
2,600		Schwab (Charles) Corp.	40,300
		TOTAL	608,789
		Health Care--18.6%
3,962	[1]	Acorda Therapeutics, Inc.	78,487
2,600	[1]	Alexion Pharmaceuticals, Inc.	97,916
3,900		Allergan, Inc.	186,264
6,300	[1]	BioMarin Pharmaceutical, Inc.	77,805
2,900	[1]	Biogen Idec, Inc.	152,018
3,400	[1]	Celgene Corp.	150,960
6,200	[1]	Cephalon, Inc.	422,220
3,100	[1]	Express Scripts, Inc., Class A	143,127
5,200	[1]	GTX, Inc.	55,016
7,400	[1]	Hologic, Inc.	96,866
4,100	[1]	Illumina, Inc.	152,684
1,500	[1]	Intuitive Surgical, Inc.	143,040
1,804		Merck KGAA	159,220
3,200	[1]	Momenta Pharmaceuticals, Inc.	35,232
7,400	[1]	Myriad Genetics, Inc.	336,478
2,800	[1]	OSI Pharmaceuticals, Inc.	107,128
3,200	[1]	Onyx Pharmaceuticals, Inc.	91,360
2,200		Shire Ltd., ADR	79,068
3,600	[1]	St. Jude Medical, Inc.	130,788
2,600	[1]	Vertex Pharmaceuticals, Inc.	74,698
		TOTAL	2,770,375
		Industrials--14.5%
6,000		AMETEK, Inc.	187,620
3,200	[1]	Alliant Techsystems, Inc.	214,336
3,600		Expeditors International Washington, Inc.	101,844
3,700		Flowserve Corp.	207,644
3,400		Fluor Corp.	117,470
7,800		Harsco Corp.	172,926
3,400	[1]	Jacobs Engineering Group, Inc.	131,444
25,000	[1]	Jet Blue Airways Corp.	91,250
6,000		Joy Global, Inc.	127,800
3,800		Precision Castparts Corp.	227,620
4,000		Roper Industries, Inc.	169,800
3,900		SPX Corp.	183,339
3,200	[1]	Stericycle, Inc.	152,736
1,700		Union Pacific Corp.	69,887
		TOTAL	2,155,716
		Information Technology--21.6%
18,700	[1]	Activision Blizzard, Inc.	195,602
4,200	[1]	Adobe Systems, Inc.	89,838
4,800	[1]	Agilent Technologies, Inc.	73,776
5,100		Altera Corp.	89,505
8,400	[1]	Amdocs Ltd.	155,568
6,600		Analog Devices, Inc.	127,182
10,100	[1]	Ansys, Inc.	253,510
2,000	[1]	Apple, Inc.	210,240
9,600	[1]	Broadcom Corp.	191,808
6,500	[1]	Citrix Systems, Inc.	147,160
4,300	[1]	Cognizant Technology Solutions Corp.	89,397
5,800	[1]	EMC Corp.	66,120
7,400	[1]	Electronic Arts, Inc.	134,606
5,400	[1]	FLIR Systems, Inc.	110,592
10,400	[1]	Juniper Networks, Inc.	156,624
5,400		KLA-Tencor Corp.	108,000
6,600		Linear Technology Corp.	151,668
3,300	[1]	MEMC Electronic Materials, Inc.	54,417
8,000	[1]	Marvell Technology Group Ltd.	73,280
800		Mastercard, Inc.	133,984
8,000	[1]	McAfee, Inc.	268,000
6,100		Paychex, Inc.	156,587
1,900	[1]	Salesforce.com, Inc.	62,187
5,800		Xilinx, Inc.	111,128
		TOTAL	3,210,779
		Materials--5.5%
11,800		Alcoa, Inc.	86,612
1,000		Compass Minerals International, Inc.	56,370
3,400	[1]	Crown Holdings, Inc.	77,282
4,100	[1]	Intrepid Potash, Inc.	75,645
4,700		Lubrizol Corp.	159,847
1,000		Monsanto Co.	83,100
11,600	[1]	Pactiv Corp.	169,244
12,400		Yamana Gold, Inc.	114,700
		TOTAL	822,800
		Telecommunication Services--2.1%
5,900	[1]	American Tower Systems Corp.	179,537
6,200	[1]	Crown Castle International Corp.	126,542
		TOTAL	306,079
		Utilities--2.6%
9,200	[1]	AES Corp.	53,452
3,500		AGL Resources, Inc.	92,855
4,000		Atmos Energy Corp.	92,480
2,500		NSTAR	79,700
2,200		PPL Corp.	63,162
		TOTAL	381,649
		TOTAL COMMON STOCKS (IDENTIFIED COST $15,165,740)	14,312,896
		EXCHANGE-TRADED MUTUAL FUND--1.6%
		Diversified Financials--1.6%
9,590		iShares MSCI Emerging Market Fund (IDENTIFIED COST $231,083)	237,928
		REPURCHASE AGREEMENT--1.3%
190,000		Interest in $1,100,000,000 joint repurchase agreement 0.25%, dated 3/31/2009 under which J.P. Morgan Securities, Inc. will repurchase securities provided as collateral for $1,100,007,639 on 4/1/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 2/1/2039 and the market value of those underlying securities was $1,122,001,529. (AT COST)	190,000
		TOTAL INVESTMENTS--99.2% (IDENTIFIED COST $15,586,823)[2]	14,740,824
		OTHER ASSETS AND LIABILITIES—NET—0.8%[3]	125,582
		TOTAL NET ASSETS—100%	$14,866,406

1	Non-income producing security.
2
At March 31, 2009, the cost of investments for federal tax purposes was $15,586,823. The net unrealized depreciation of investments for federal tax purposes was $845,999. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $1,039,141 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,885,140.

3	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at March 31, 2009.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

•	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.

•	Shares of other mutual funds are valued based upon their reported NAVs.

•
Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).

•	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).

•	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.

•	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund’s NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

•	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;

•
With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;

•	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and

•
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of March 31, 2009, in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices and Investments in Mutual Funds	$14,391,604
Level 2 – Other Significant Observable Inputs	$ 349,220
Level 3 – Significant Unobservable Inputs	---
Total	$14,740,824

The following acronym is used throughout this portfolio:

ADR	--American Depositary Receipt

Federated Prime Money Fund II

Portfolio of Investments

March 31, 2009 (unaudited)

Principal Amount			Value
		ASSET-BACKED SECURITIES--1.9%
		Finance - Automotive--1.9%
$500,000		Ford Credit Auto Owner Trust 2009-A, Class A1, 1.860%, 4/15/2010	$500,000
10,357		Merrill Auto Trust Securitization 2008-1, Class A1, 2.916%, 8/17/2009	10,357
1,406,687	[1]	NIF-T 2009-1, Class A1, 2.565%, 4/6/2010	1,406,687
		TOTAL ASSET-BACKED SECURITIES	1,917,044
		CERTIFICATES OF DEPOSIT--32.1%
		Finance - Banking--32.5%
4,000,000		BNP Paribas SA, 0.700% - 1.380%, 4/20/2009 - 9/8/2009	4,000,000
1,000,000		Bank of Montreal, 3.600%, 7/24/2009	1,000,000
5,000,000		Bank of Tokyo-Mitsubishi UFJ Ltd., 1.050%, 5/11/2009	5,000,000
4,000,000		Barclays Bank PLC, 1.340% - 1.350%, 5/26/2009 - 6/5/2009	4,000,000
3,000,000		Calyon, Paris, 0.800% - 1.000%, 4/23/2009 - 5/15/2009	3,000,000
3,000,000		Canadian Imperial Bank of Commerce, 1.000% - 2.550%, 6/4/2009 - 6/5/2009	3,000,000
3,000,000		Credit Suisse, Zurich, 1.250% - 1.650%, 7/6/2009 - 7/21/2009	3,000,000
5,000,000		Lloyds TSB Bank PLC, London, 1.690% - 1.700%, 6/30/2009 - 7/7/2009	5,000,000
3,000,000		State Street Bank and Trust Co., 1.180%, 6/24/2009	3,000,000
2,000,000		Svenska Handelsbanken, Stockholm, 1.460%, 8/19/2009	2,000,077
		TOTAL CERTIFICATES OF DEPOSIT	33,000,077
		COLLATERALIZED LOAN AGREEMENTS--1.1%
		Finance - Banking--1.1%
1,100,000		RBC Capital Markets Corp., 0.900%, 4/1/2009	1,100,000
		COMMERCIAL PAPER--38.4%[3]
		Aerospace / Auto--1.0%
1,000,000	[1,2]	Volkswagen of America, Inc., (Volkswagen AG GTD), 3.450%, 6/17/2009	992,621
		Chemicals--1.0%
1,000,000		PPG Industries, Inc., 1.950%, 4/28/2009	998,538
		Consumer Non-Durables--1.0%
1,000,000		Kellogg Co., 1.200%, 6/9/2009	997,700
		Diversified--1.0%
1,000,000	[1,2]	ITT Corp., 2.450% - 2.500%, 5/11/2009 - 5/21/2009	996,910
		Finance - Banking--14.7%
2,000,000		Calyon, Paris, 0.550%, 4/13/2009	1,999,633
3,000,000		Danske Corp., Inc., (Danske Bank A/S GTD), 1.050%, 7/20/2009	2,990,375
3,000,000	[1,2]	Fountain Square Commercial Funding Corp., 1.450%, 4/21/2009	2,997,583
2,000,000		Svenska Handelsbanken, Inc., (Svenska Handelsbanken, Stockholm GTD), 0.995%, 6/15/2009	1,995,854
5,000,000		Toronto Dominion Holdings (USA), Inc., (Toronto Dominion Bank GTD), 2.485%, 5/8/2009	4,987,230
		TOTAL	14,970,675
		Finance - Commercial--8.8%
5,000,000	[1,2]	Edison Asset Securitization LLC, 2.600%, 4/3/2009	4,999,278
2,000,000		General Electric Capital Services, 0.700%, 5/15/2009	1,998,289
2,000,000	[1,2]	Versailles Commercial Paper LLC, 0.750%, 4/17/2009	1,999,333
		TOTAL	8,996,900
		Finance - Retail--7.9%
2,000,000	[1,2]	Barton Capital LLC, 0.600%, 5/5/2009	1,998,867
3,000,000	[1,2]	Chariot Funding LLC, 0.450%, 4/14/2009	2,999,513
3,000,000	[1,2]	Enterprise Funding Co. LLC, 0.700%, 5/6/2009 - 5/18/2009	2,997,492
		TOTAL	7,995,872
		Food & Beverage--1.0%
1,000,000	[1,2]	H.J. Heinz Finance Co., (H.J. Heinz Co., GTD), 1.100%, 4/20/2009	999,419
		Insurance—2.0%
2,000,000		Aegon NV, 1.000%, 4/15/2009	1,999,222
		TOTAL COMMERCIAL PAPER	38,947,857
		CORPORATE BONDS--1.4%
		Finance - Banking--0.3%
350,000		Wells Fargo & Co., 3.125%, 4/1/2009	350,000
		Finance - Commercial--1.1%
1,121,000		General Electric Capital Corp., 3.250% - 4.625%, 6/15/2009 – 9/15/2009	1,124,215
		TOTAL CORPORATE BONDS	1,474,215
		GOVERNMENT AGENCY--4.9%
		Government Agency--4.9%
5,000,000		Federal Home Loan Bank System, 0.840%, 3/11/2010	4,999,386
		NOTES – VARIABLE--17.9%[4]
		Electronics—2.0%
2,000,000	[1,2]	IBM International Group Capital LLC, (IBM Corp., GTD), 1.446%, 5/26/2009	2,000,000
		Finance - Banking--12.9%
1,000,000	[1,2]	Australia & New Zealand Banking Group, Melbourne, 1.671%, 6/5/2009	1,000,000
1,000,000		Bank of Montreal, 1.729%, 6/18/2009	1,000,000
3,500,000		Connecticut Health and Educational Facilities Authority (Series D), Griffin Hospital, (Wachovia Bank N.A. LOC), 1.000%, 4/2/2009	3,500,000
1,000,000		Goldleaf Mortgage LLC (Series 2007-A), (Marshall & Ilsley Bank, Milwaukee LOC), 2.420%, 4/2/2009	1,000,000
2,000,000		J.P. Morgan Chase & Co., 1.625%, 4/2/2009	1,996,976
510,000		Lancaster, PA IDA, Snavely's Mill, Inc. (Series 2003 – B), (Fulton Bank LOC), 2.750%, 4/2/2009	510,000
1,000,000		National Australia Bank Ltd., Melbourne, 1.507%, 6/8/2009	1,000,000
1,000,000		New York City Housing Development Corp. (Series 2009-A1), (RBS Citizens Bank N.A. LOC), 3.620%, 4/1/2009	1,000,000
120,000		Roby Co. Ltd. Partnership, (Huntington National Bank, Columbus, OH LOC), 3.498%, 4/2/2009	120,000
1,000,000		Svenska Handelsbanken, Stockholm, 1.643%, 4/6/2009	1,000,000
1,000,000		Wachovia Corp., 1.411%, 5/20/2009	994,723
		TOTAL	13,121,699
		Finance - Commercial--1.0%
1,000,000		General Electric Capital Corp., 0.573%, 4/9/2009	1,000,000
		Insurance--2.0%
2,000,000	[1,2]	Pacific Life Global Funding, 0.568%, 4/7/2009	2,000,006
		TOTAL NOTES - VARIABLE	18,121,705
		REPURCHASE AGREEMENT—2.9%
3,000,000		Interest in $4,900,000,000 joint repurchase agreement 0.17%, dated 3/31/2009 under which Goldman Sachs & Co. will repurchase securities provided as collateral for $4,900,023,139 on 4/1/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 4/15/2029 and the market value of those underlying securities was $4,998,023,651.	3,000,000
		TOTAL INVESTMENTS – 101.0% (AT AMORTIZED COST)[5]	102,560,284
		OTHER ASSETS AND LIABILITIES – NET – (1.0)%[6]	(1,005,986)
		TOTAL NET ASSETS – 100%	$101,554,298

1
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At March 31, 2009, these restricted securities amounted to $27,387,708 which represented 27.0% of total net assets.

2
Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At March 31, 2009, these liquid restricted securities amounted to $25,981,021, which represented 25.6% of total net assets.

3	Discount rate at the time of purchase.
4	Floating rate notes with current rate and next reset date shown.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at March 31, 2009.

Investment Valuation

Securities are valued at amortized cost.  Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles.  The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity.  If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of March 31, 2009, in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices and Investments in Mutual Funds	$ ---
Level 2 – Other Significant Observable Inputs	102,560,284
Level 3 – Significant Unobservable Inputs	---
Total	$ 102,560,284

The following acronyms are used throughout this portfolio:

GTD	--Guaranteed
IDA	--Industrial Development Authority
LOC	--Letter of Credit

Federated Quality Bond Fund II

Portfolio of Investments

March 31, 2009 (unaudited)

Principal Amount			Value
		CORPORATE BONDS—92.8%
		Basic Industry - Chemicals--1.9%
$1,970,000		Albemarle Corp., Sr. Note, 5.10%, 2/1/2015	$1,668,175
850,000		Du Pont (E.I.) de Nemours & Co., 5.00%, 1/15/2013	880,952
1,060,000		Du Pont (E.I.) de Nemours & Co., 6.00%, 7/15/2018	1,072,654
1,360,000		Praxair, Inc., 4.625%, 3/30/2015	1,337,775
395,000		Rohm & Haas Co., 6.00%, 9/15/2017	329,525
		TOTAL	5,289,081
		Basic Industry - Metals & Mining--3.5%
760,000		ArcelorMittal, 6.125%, 6/1/2018	551,036
930,000		BHP Finance (USA), Inc., 5.00%, 12/15/2010	954,490
3,500,000		Barrick Gold Corp., 4.875%, 11/15/2014	3,292,330
1,810,000		Newmont Mining Corp., Company Guarantee, 5.875%, 4/1/2035	1,383,767
1,435,000		Rio Tinto Finance USA Ltd., 5.875%, 7/15/2013	1,289,781
435,000		Rio Tinto Finance USA Ltd., 6.50%, 7/15/2018	382,408
1,000,000		Xstrata Canada Corp., 6.00%, 10/15/2015	751,866
1,200,000	[1,2]	Xstrata Finance Canada Ltd., Unsecd. Note, 5.50%, 11/16/2011	1,006,240
		TOTAL	9,611,918
		Basic Industry - Paper--0.7%
450,000		Westvaco Corp., 7.65%, 3/15/2027	380,555
1,800,000		Westvaco Corp., Sr. Deb., 7.50%, 6/15/2027	1,534,224
		TOTAL	1,914,779
		Capital Goods - Aerospace & Defense--1.9%
1,005,000	[1,2]	BAE Systems Holdings, Inc., 4.75%, 8/15/2010	1,001,163
500,000		Embraer Overseas Ltd., Sr. Unsecd. Note, 6.375%, 1/24/2017	407,500
660,000		Lockheed Martin Corp., Sr. Note, 4.121%, 3/14/2013	677,320
1,250,000		Raytheon Co., Unsecd. Note, 5.375%, 4/1/2013	1,313,139
1,800,000		Rockwell Collins, Unsecd. Note, 4.75%, 12/1/2013	1,785,185
		TOTAL	5,184,307
		Capital Goods - Building Materials--0.4%
1,290,000		RPM International, Inc., 6.50%, 2/15/2018	1,138,351
		Capital Goods - Diversified Manufacturing--4.9%
1,530,000		Briggs & Stratton Corp., Company Guarantee, 8.875%, 3/15/2011	1,507,050
1,125,000		Dover Corp., Note, 5.45%, 3/15/2018	1,145,768
490,000		Emerson Electric Co., 4.875%, 10/15/2019	497,567
1,045,000		Harsco Corp., 5.75%, 5/15/2018	1,021,218
1,350,000		Hubbell, Inc., 5.95%, 6/1/2018	1,337,830
2,300,000	[1,2]	Hutchison Whampoa Ltd., 6.50%, 2/13/2013	2,351,670
860,000		Ingersoll-Rand Global Holding Co. Ltd., 6.875%, 8/15/2018	801,099
1,240,000		Roper Industries, Inc., 6.625%, 8/15/2013	1,257,645
480,000		Textron Financial Corp., 5.40%, 4/28/2013	293,582
1,910,000	[1,2]	Textron Financial Corp., Jr. Sub. Note, 6.00%, 2/15/2067	324,950
1,275,000		Thomas & Betts Corp., Note, 7.25%, 6/1/2013	1,316,953
1,930,000		Tyco Electronics Group SA, 5.95%, 1/15/2014	1,584,318
		TOTAL	13,439,650
		Capital Goods - Environmental--0.2%
575,000		Waste Management, Inc., 7.375%, 3/11/2019	590,968
		Communications - Media & Cable--3.5%
6,500,000		Comcast Corp., 7.125%, 6/15/2013	6,720,037
1,450,000		Cox Communications, Inc., 7.125%, 10/1/2012	1,444,982
1,450,000		Time Warner Cable, Inc., Sr. Unsecd. Note, 5.85%, 5/1/2017	1,312,822
		TOTAL	9,477,841
		Communications - Media Noncable--0.6%
1,500,000		News America Holdings, Inc., Sr. Deb., 9.25%, 2/1/2013	1,598,920
		Communications - Telecom Wireless--2.9%
1,800,000		AT&T Wireless Services, Inc., 8.75%, 3/1/2031	1,973,441
2,000,000		AT&T Wireless Services, Inc., Sr. Note, 7.875%, 3/1/2011	2,117,487
1,590,000		America Movil S.A.B. de C.V., Note, 5.75%, 1/15/2015	1,515,668
470,000		Vodafone Group PLC, 5.35%, 2/27/2012	482,826
1,740,000		Vodafone Group PLC, Note, 5.625%, 2/27/2017	1,721,612
		TOTAL	7,811,034
		Communications - Telecom Wirelines—1.6%
280,000		AT&T, Inc., 6.70%, 11/15/2013	299,774
685,000		Embarq Corp., 6.738%, 6/1/2013	639,326
1,000,000	[1,2]	KT Corp., Note, 5.875%, 6/24/2014	899,039
860,000		Telefonica SA, Sr. Note, 5.855%, 2/4/2013	891,990
1,600,000		Verizon Communications, Inc., 6.10%, 4/15/2018	1,596,891
		TOTAL	4,327,020
		Consumer Cyclical - Automotive--2.4%
1,910,000	[1,2]	American Honda Finance Corp., 4.625%, 4/2/2013	1,758,911
750,000		DaimlerChrysler North America Holding Corp., 6.50%, 11/15/2013	686,697
1,000,000		Johnson Controls, Inc., Sr. Note, 5.25%, 1/15/2011	964,006
2,840,000	[1,2]	Nissan Motor Acceptance Corp., 4.625%, 3/8/2010	2,687,610
540,000	[1,2]	Nissan Motor Acceptance Corp., Sr. Unsecd. Note, 5.625%, 3/14/2011	491,112
		TOTAL	6,588,336
		Consumer Cyclical - Entertainment--1.4%
250,000		International Speedway Corp., 4.20%, 4/15/2009	249,864
1,250,000		International Speedway Corp., 5.40%, 4/15/2014	1,166,591
1,510,000		Time Warner, Inc., 5.50%, 11/15/2011	1,502,256
740,000		Walt Disney Co., Note, 5.70%, 7/15/2011	794,928
		TOTAL	3,713,639
		Consumer Cyclical - Lodging--0.2%
930,000		Wyndham Worldwide Corp., Sr. Unsecd. Note, 6.00%, 12/1/2016	474,640
		Consumer Cyclical - Retailers--1.8%
1,150,000		Best Buy Co., Inc., Sr. Unsecd. Note, 6.75%, 7/15/2013	1,095,546
1,780,839	[1,2]	CVS Caremark Corp., Pass Thru Cert., 5.298%, 1/11/2027	1,357,085
1,795,000		CVS Caremark Corp., Sr. Unsecd. Note, 5.75%, 6/1/2017	1,745,654
280,000		Costco Wholesale Corp., 5.30%, 3/15/2012	299,667
530,000		JC Penney Corp., Inc., Sr. Unsecd. Note, 5.75%, 2/15/2018	373,548
		TOTAL	4,871,500
		Consumer Cyclical - Services--0.1%
250,000		Boston University, 7.625%, 7/15/2097	309,074
		Consumer Non-Cyclical Food/Beverage--2.1%
570,000		Coca-Cola Enterprises, Inc., 4.25%, 3/1/2015	572,743
1,140,000		General Mills, Inc., Note, 5.70%, 2/15/2017	1,169,380
645,000		Kellogg Co., 4.25%, 3/6/2013	656,566
800,000		Kellogg Co., Sr. Unsub., 5.125%, 12/3/2012	842,864
1,430,000		Kraft Foods, Inc., Note, 6.25%, 6/1/2012	1,518,210
1,040,000		Sysco Corp., Sr. Unsecd. Note, 4.20%, 2/12/2013	1,070,432
		TOTAL	5,830,195
		Consumer Non-Cyclical Health Care--0.8%
1,085,000		Covidien International Finance SA, 6.55%, 10/15/2037	1,068,776
1,310,000		Thermo Electron Corp., Sr. Unsecd. Note, 5.00%, 6/1/2015	1,247,223
		TOTAL	2,315,999
		Consumer Non-Cyclical Products--0.7%
1,350,000		Philips Electronics NV, 4.625%, 3/11/2013	1,346,834
610,000		Whirlpool Corp., 5.50%, 3/1/2013	502,744
		TOTAL	1,849,578
		Consumer Non-Cyclical Supermarkets--0.2%
610,000		Kroger Co., Bond, 6.90%, 4/15/2038	618,827
		Consumer Non-Cyclical Tobacco--0.5%
1,500,000		Philip Morris International, Inc., 5.65%, 5/16/2018	1,502,055
		Energy - Independent--2.6%
2,680,000		Canadian Natural Resources Ltd., 4.90%, 12/1/2014	2,381,709
2,500,000		Pemex Project Funding Master, Company Guarantee, 9.125%, 10/13/2010	2,640,625
330,000	[1,2]	Ras Laffan Liquified Natural Gas, 3.437%, 9/15/2009	328,657
840,127	[1,2]	Tengizchevroil LLP, Series 144A, 6.124%, 11/15/2014	667,901
260,000		XTO Energy, Inc., 6.375%, 6/15/2038	230,752
405,000		XTO Energy, Inc., 6.75%, 8/1/2037	373,370
595,000		XTO Energy, Inc., Sr. Unsecd. Note, 6.25%, 8/1/2017	587,987
		TOTAL	7,211,001
		Energy - Integrated--2.4%
1,910,000		Hess Corp., 7.00%, 2/15/2014	1,965,398
1,250,000		Husky Oil Ltd., Deb., 7.55%, 11/15/2016	1,208,770
1,000,000		Petro-Canada, Note, 5.00%, 11/15/2014	885,881
1,361,220	[1,2]	Qatar Petroleum, 5.579%, 5/30/2011	1,361,572
1,000,000	[1,2]	StatoilHydro ASA, 5.125%, 4/30/2014	1,036,331
		TOTAL	6,457,952
		Energy - Oil Field Services--0.4%
1,480,000		Weatherford International Ltd., 6.00%, 3/15/2018	1,205,139
		Energy - Refining--0.5%
1,460,000		Valero Energy Corp., Note, 4.75%, 4/1/2014	1,314,219
		Financial Institution - Banking--15.0%
1,600,000		Astoria Financial Corp., Note, 5.75%, 10/15/2012	1,370,862
2,000,000		Bank of America Corp., Sr. Note, 5.375%, 6/15/2014	1,757,246
3,000,000	[1,2]	Barclays Bank PLC, 5.926%, 12/31/2049	975,000
5,500,000		Citigroup, Inc., Note, 5.125%, 2/14/2011	5,211,908
2,290,000		Citigroup, Inc., Sr. Unsecd. Note, 6.875%, 3/5/2038	1,999,364
1,974,000		Colonial BancGroup, Inc., Note, 6.375%, 12/1/2015	307,978
2,300,000		Hudson United Bancorp, 7.00%, 5/15/2012	2,424,816
4,300,000		J.P. Morgan Chase & Co., Sub. Note, 5.125%, 9/15/2014	3,900,347
2,100,000		J.P. Morgan Chase & Co., Sub. Note, 6.75%, 2/1/2011	2,126,990
2,440,000		Manufacturers & Traders Trust Co., Sub. Note, 5.629%, 12/1/2021	1,712,755
3,550,000		Marshall & Ilsley Bank, Milwaukee, Sr. Note, 4.40%, 3/15/2010	3,474,525
410,000		PNC Funding Corp., Sub. Note, 5.625%, 2/1/2017	370,510
1,740,000		Popular North America, Inc., 5.65%, 4/15/2009	1,738,575
3,620,000		Sovereign Bancorp, Inc., Sr. Note, 4.80%, 9/1/2010	3,552,821
1,160,000		State Street Bank and Trust Co., Sub. Note, 5.30%, 1/15/2016	1,046,161
2,500,000		Wachovia Bank N.A., 4.80%, 11/1/2014	2,091,337
1,320,000		Wachovia Corp., 5.75%, 2/1/2018	1,189,928
2,305,000		Wells Fargo Bank, N.A., Sub. Note, 6.45%, 2/1/2011	2,279,886
1,900,000		Wilmington Trust Corp., Sub. Note, 8.50%, 4/2/2018	1,905,598
2,310,000		Zions Bancorp, Sub. Note, 5.50%, 11/16/2015	1,589,167
		TOTAL	41,025,774
		Financial Institution - Brokerage--8.9%
2,030,000	[3]	Bear Stearns Cos., Inc., Sr. Unsecd. Note, 5.70%, 11/15/2014	1,948,858
4,480,000		Blackrock, Inc., 6.25%, 9/15/2017	4,370,145
835,000		Eaton Vance Corp., 6.50%, 10/2/2017	717,915
1,750,000	[1,2]	FMR Corp., 4.75%, 3/1/2013	1,644,528
3,000,000	[1,2]	FMR Corp., Bond, 7.57%, 6/15/2029	2,791,290
3,500,000		Goldman Sachs Group, Inc., 6.60%, 1/15/2012	3,536,425
4,530,000		Invesco Ltd., Note, 4.50%, 12/15/2009	4,333,264
750,000		Invesco Ltd., Sr. Unsecd. Note, 5.625%, 4/17/2012	587,670
680,000		Janus Capital Group, Inc., Sr. Note, 6.50%, 6/15/2012	431,389
800,000		Janus Capital Group, Inc., Sr. Note, 6.95%, 6/15/2017	397,274
2,290,000	[4,5]	Lehman Brothers Holdings, Inc., 7.875%, 8/15/2010	303,425
825,000		Morgan Stanley, Sr. Unsecd. Note, 5.95%, 12/28/2017	746,934
2,010,000		Morgan Stanley, Sr. Unsecd. Note, 6.625%, 4/1/2018	1,925,026
690,000		Nuveen Investments, 5.00%, 9/15/2010	396,750
690,000		Nuveen Investments, 5.50%, 9/15/2015	138,000
		TOTAL	24,268,893
		Financial Institution - Finance Noncaptive--3.6%
1,130,000		American Express Credit Corp., 5.875%, 5/2/2013	994,289
2,000,000		American General Finance Corp., 4.00%, 3/15/2011	847,990
2,470,000		Capital One Capital IV, 6.745%, 2/17/2037	843,972
1,720,000		Capmark Financial Group, Inc., Company Guarantee, Series WI, 7.80%, 5/10/2017	320,262
2,680,000		General Electric Capital Corp., 5.625%, 5/1/2018	2,334,120
1,000,000		General Electric Capital Corp., 6.875%, 1/10/2039	814,540
4,400,000		HSBC Finance Capital Trust IX, Note, 5.911%, 11/30/2035	902,000
1,100,000	[1,2]	ILFC E-Capital Trust I, 5.90%, 12/21/2065	166,005
2,275,000		International Lease Finance Corp., 4.875%, 9/1/2010	1,629,469
680,000		International Lease Finance Corp., 6.625%, 11/15/2013	366,792
1,000,000	[1,2]	Lukoil International Finance BV, 6.356%, 6/7/2017	755,000
		TOTAL	9,974,439
		Financial Institution - Insurance - Health--1.3%
555,000		Aetna US Healthcare, 5.75%, 6/15/2011	573,738
1,120,000		CIGNA Corp., 6.35%, 3/15/2018	963,149
2,055,000		UnitedHealth Group, Inc., Bond, 6.00%, 2/15/2018	1,948,804
		TOTAL	3,485,691
		Financial Institution - Insurance - Life--0.8%
570,000	[1,2]	Pacific Life Global Funding, Note, 5.15%, 4/15/2013	537,516
1,260,000		Prudential Financial, Inc., 5.15%, 1/15/2013	962,897
850,000		Prudential Financial, Inc., 6.625%, 12/1/2037	492,792
250,000	[1,2]	Union Central Life Insurance Co., Note, 8.20%, 11/1/2026	248,759
		TOTAL	2,241,964
		Financial Institution - Insurance - P&C--3.7%
1,300,000		ACE INA Holdings, Inc., 5.60%, 5/15/2015	1,214,473
1,380,000		ACE INA Holdings, Inc., Sr. Note, 5.70%, 2/15/2017	1,277,548
330,000		CNA Financial Corp., 6.50%, 8/15/2016	236,529
850,000		CNA Financial Corp., Note, 6.00%, 8/15/2011	741,978
400,000		Chubb Corp., Sr. Note, 5.75%, 5/15/2018	394,999
1,180,000		Horace Mann Educators Corp., Sr. Note, 6.85%, 4/15/2016	964,150
2,200,000	[1,2]	Liberty Mutual Group, Inc., Unsecd. Note, 5.75%, 3/15/2014	1,697,912
250,000		MBIA Insurance Corp., Sr. Deb., 6.625%, 10/1/2028	106,757
1,320,000	[1,2]	TIAA Global Markets, Inc., 4.95%, 7/15/2013	1,315,136
705,000		The Travelers Cos., Inc., Bond, 6.25%, 3/15/2067	366,406
370,000		The Travelers Cos., Inc., Sr. Unsecd. Note, 5.50%, 12/1/2015	365,061
3,690,000	[1,2]	ZFS Finance USA Trust I, Jr. Sub. Note, 6.15%, 12/15/2065	1,494,450
		TOTAL	10,175,399
		Financial Institution - REITs--1.9%
640,000		AMB Property LP, 6.30%, 6/1/2013	475,684
890,000		Equity One, Inc., Bond, 6.00%, 9/15/2017	567,915
850,000		Liberty Property LP, 6.625%, 10/1/2017	594,647
1,570,000		Prologis, Note, 5.25%, 11/15/2010	1,249,477
250,000		Prologis, Sr. Note, 5.50%, 4/1/2012	156,194
2,470,000		Simon Property Group, Inc., 6.35%, 8/28/2012	2,102,973
110,000		Simon Property Group, Inc., Note, 5.60%, 9/1/2011	99,694
		TOTAL	5,246,584
		Municipal Services--0.7%
895,000	[1,2]	Army Hawaii Family Housing, 5.524%, 6/15/2050	595,050
1,850,000	[1,2]	Camp Pendleton & Quantico Housing LLC, 5.572%, 10/1/2050	1,246,419
		TOTAL	1,841,469
		Sovereign--0.6%
1,500,000		Corp Andina De Fomento, Bond, 7.375%, 1/18/2011	1,507,614
		Technology--4.9%
700,000		BMC Software, Inc., 7.25%, 6/1/2018	629,853
610,000		Cisco Systems, Inc., Note, 5.25%, 2/22/2011	645,946
765,000		Dell Computer Corp., Deb., 7.10%, 4/15/2028	674,627
1,760,000		Dun & Bradstreet Corp., Sr. Unsecd. Note, 5.50%, 3/15/2011	1,776,252
670,000		Fiserv, Inc., Sr. Note, 6.80%, 11/20/2017	629,185
3,400,000		Harris Corp., 5.95%, 12/1/2017	3,022,826
880,000		Hewlett-Packard Co., 6.125%, 3/1/2014	938,245
1,085,000		Hewlett-Packard Co., Note, 5.40%, 3/1/2017	1,109,851
1,840,000		IBM Corp., Sr. Note, 5.70%, 9/14/2017	1,910,128
1,060,000		Intuit, Inc., Sr. Note, 5.40%, 3/15/2012	1,003,472
1,230,000		KLA-Tencor Corp., 6.90%, 5/1/2018	971,262
		TOTAL	13,311,647
		Transportation - Airlines--0.5%
1,484,000		Southwest Airlines Co., 6.50%, 3/1/2012	1,443,996
		Transportation - Railroads--1.1%
2,020,000		Burlington Northern Santa Fe Corp., 4.875%, 1/15/2015	1,952,874
163,300		Burlington Northern Santa Fe Corp., Pass Thru Cert., 7.57%, 1/2/2021	171,521
400,000	[1,2]	Norfolk Southern Corp., 5.75%, 1/15/2016	408,638
460,000		Norfolk Southern Corp., Note, 6.75%, 2/15/2011	483,817
		TOTAL	3,016,850
		Transportation - Services--0.9%
1,695,000	[1,2]	Enterprise Rent-A-Car USA Finance Co., 6.375%, 10/15/2017	1,087,522
1,300,000		Ryder System, Inc., 5.95%, 5/2/2011	1,300,425
		TOTAL	2,387,947
		Utility - Electric--8.0%
1,400,000		Alabama Power Co., 4.70%, 12/1/2010	1,444,703
930,000		Cleveland Electric Illuminating Co., Sr. Unsecd. Note, 5.95%, 12/15/2036	720,202
2,130,000		Commonwealth Edison Co., 1st Mtg. Bond, 5.80%, 3/15/2018	1,991,070
910,000		Consolidated Edison Co., Sr. Unsecd. Note, 5.50%, 9/15/2016	902,255
1,140,000	[1,2]	Electricite De France, 5.50%, 1/26/2014	1,221,329
940,000		Exelon Generation Co. LLC, 6.95%, 6/15/2011	953,172
620,000		FPL Group Capital, Inc., 7.875%, 12/15/2015	706,104
2,191,383	[1,2]	Great River Energy, 1st Mtg. Note, 5.829%, 7/1/2017	2,047,982
2,650,000		MidAmerican Energy Holdings Co., Sr. Unsecd. Note, 5.95%, 5/15/2037	2,380,004
800,000		National Rural Utilities Cooperative Finance Corp., 5.45%, 2/1/2018	732,686
1,440,000		National Rural Utilities Cooperative Finance Corp., Collateral Trust, 5.50%, 7/1/2013	1,461,895
635,000		Northern States Power Co., MN, 1st Mtg. Bond, 5.25%, 3/1/2018	653,642
1,110,000		PPL Energy Supply LLC, Sr. Unsecd. Note, 6.00%, 12/15/2036	781,230
2,000,000		PSEG Power LLC, Company Guarantee, 7.75%, 4/15/2011	2,118,048
1,390,000		PSI Energy, Inc., Bond, 6.05%, 6/15/2016	1,419,047
1,570,000		Union Electric Co., 6.00%, 4/1/2018	1,459,287
860,000		Virginia Electric & Power Co., Sr. Unsecd. Note, 5.10%, 11/30/2012	884,818
		TOTAL	21,877,474
		Utility - Natural Gas Distributor--0.3%
750,000		Atmos Energy Corp., 5.125%, 1/15/2013	719,793
		Utility - Natural Gas Pipelines--2.4%
990,000		Consolidated Natural Gas Co., 5.00%, 12/1/2014	956,809
1,865,000		Duke Capital Corp., Sr. Note, 6.25%, 2/15/2013	1,830,007
1,850,000		Enbridge, Inc., Sr. Note, 5.60%, 4/1/2017	1,638,843
2,750,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.80%, 3/15/2035	2,080,420
		TOTAL	6,506,079
		TOTAL CORPORATE BONDS (IDENTIFIED COST $294,390,609)	253,677,636
		CORPORATE NOTE—1.4%
		Communications - Telecom Wirelines—1.4%
3,885,000		Telecom Italia Capital, Note, 4.875%, 10/1/2010 (IDENTIFIED COST $3,879,443)	3,839,413
		GOVERNMENT/AGENCY--0.2%
		Sovereign--0.2%
500,000		Sweden, Government of, 10.25%, 11/1/2015 (IDENTIFIED COST $555,606)	565,719
		MORTGAGE-BACKED SECURITIES--0.0%
		Federal Home Loan Mortgage Corporation--0.0%
4,275		Federal Home Loan Mortgage Corp., Pool C01051, 8.00%, 9/1/2030	4,578
4,666		Federal Home Loan Mortgage Corp., Pool E80411, 6.50%, 4/1/2015	4,927
		TOTAL	9,505
		Government National Mortgage Association--0.0%
2,344		Government National Mortgage Association, Pool 493514, 8.00%, 9/15/2030	2,520
6,838		Government National Mortgage Association, Pool 516688, 8.00%, 8/15/2029	7,368
		TOTAL	9,888
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $18,061)	19,393
		U.S. TREASURY--0.4%
		Treasury Securities--0.4%
500,000	[6,7]	United States Treasury Bill, 0.23%, 4/16/2009	499,979
500,000	[6]	United States Treasury Bill, 0.195%, 7/2/2009	499,741
		TOTAL U.S. TREASURY (IDENTIFIED COST $999,455)	999,720
		REPURCHASE AGREEMENT--3.6%
9,974,000		Interest in $1,100,000,000 joint repurchase agreement 0.25%, dated 3/31/2009 under which J.P. Morgan Securities, Inc. will repurchase securities provided as collateral for $1,100,007,639 on 4/1/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 2/1/2039 and the market value of those underlying securities was $1,122,001,529. (AT COST)	9,974,000
		TOTAL INVESTMENTS – 98.4% (IDENTIFIED COST $309,817,174)[8]	269,075,881
		OTHER ASSETS AND LIABILITIES – NET – 1.6%[9]	4,245,714
		TOTAL NET ASSETS – 100%	$273,321,595

At March 31, 2009, the Fund had the following outstanding futures contracts:
	Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation/ (Depreciation)
	4U.S. Treasury Notes 10-Year Long Futures	40	$4,963,125	June 2009	$ 109,601
	4U.S. Treasury Bonds 30-Year Long Futures	90	$11,673,281	June 2009	$ 218,309
	4U.S. Treasury Notes 2-Year Short Futures	400	$87,156,250	June 2009	$(382,454)
	NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$ (54,544)

Net Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities – Net.”

1
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At March 31, 2009, these restricted securities amounted to $33,504,777, which represented 12.3% of total net assets.

2
Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At March 31, 2009, these liquid restricted securities amounted to $33,504,777, which represented 12.3% of total net assets.

3	JPMorgan Chase & Co. has fully and unconditionally guaranteed Bear Stearns’ outstanding registered debt securities.
4	Non-income producing security.
5	Issuer in default.
6	Discount rate at time of purchase.
7	All or a portion of this security is pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.
8
At March 31, 2009, the cost of investments for federal tax purposes was $309,817,174. The net unrealized depreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from futures contracts was $40,741,293. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $1,580,551 and net unrealized depreciation from investments for those securities having an excess of cost over value of $42,321,844.

9	Assets, other than investments in securities, less liabilities.

Note:           The categories of investments are shown as a percentage of total net assets at March 31, 2009.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

•	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
•	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
•	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
•	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
•	Shares of other mutual funds are valued based upon their reported NAVs.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund’s NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions.  Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation).  Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation).  The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities.  The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

•	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
•
With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;

•	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
•
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of March 31, 2009, in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 – Quoted Prices and Investments In Mutual Funds	$ ---	$ (54,544)
Level 2 – Other Significant Observable Inputs	269,075,881	---
Level 3 – Significant Unobservable Inputs	---	---
Total	$ 269,075,881	$ (54,544)

* Other financial instruments include futures contracts.

The following acronym is used throughout this portfolio:

REIT	--Real Estate Investment Trust

Item 2.                      Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.                      Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Federated Insurance Series

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	May 19, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ John B. Fisher
John B. Fisher
Principal Executive Officer
Date	May 26, 2009

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	May 19, 2009